EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.3%
	AGENCY CMBS — 2.2%
847,054	Freddie Mac Multifamily Structured Pass Through Series K092 X3(a),(b)		2.2490	05/25/47	$ 69,713
2,848,068	FREMF Mortgage Trust Series 2017-KF37 B(c),(d)	SOFR30A + 2.864%	7.1890	06/25/27	2,765,519
2,631,599	FREMF Mortgage Trust Series 2019-KF63(c),(d)	SOFR30A + 2.464%	6.7890	05/25/29	2,375,714
53,778	Government National Mortgage Association Series 2012-27 IO(a),(b)		0.2110	04/16/53	124
166,655	Government National Mortgage Association Series 90 AC		2.6000	06/16/58	134,856
94,215	Government National Mortgage Association Series 3 IO(a),(b)		0.6400	02/16/61	3,927
200,000	Government National Mortgage Association Series 4 B		1.9000	02/16/61	109,544
1,263,579	Government National Mortgage Association Series 113 Z		2.0000	09/16/61	668,083
133,369	Government National Mortgage Association Series 2012-H27 AI(a),(b)		1.7380	10/20/62	2,667
1,583,686	Government National Mortgage Association Series 82 Z		2.0000	02/16/64	758,098
340,000	Government National Mortgage Association Series 196 BE(b)		3.0000	10/16/64	242,430
140,000	Government National Mortgage Association Series 220 E(b)		3.0000	10/16/64	93,706
687,473	Government National Mortgage Association Series 216 IO(a),(b)		0.7490	07/16/65	38,754
837,091	Government National Mortgage Association Series 2016-H24 AI(a),(b)		2.1320	11/20/66	33,122
885,403	Multifamily Connecticut Avenue Securities Trust Series 2019-01 M10(c),(d)	SOFR30A + 3.364%	7.7160	10/25/49	901,323
					8,197,580
	AUTO LOAN — 2.0%
55,716	ACM Auto Trust Series 2023-2A A(c)		7.9700	06/20/30	55,910
1,000,000	CPS Auto Securitization Trust Series 2021-1 A(c)		7.8600	06/16/26	988,925
100,000	SFS Auto Receivables Securitization Trust Series 2023-1A C(c)		5.9700	02/20/31	103,074
5,962,478	United Auto Credit Securitization Trust Series 2022-2 D(c)		6.8400	01/10/28	5,973,747
3,500,000	US Auto Funding Series 2021-1A D(c)		4.3600	03/15/27	330,619
7,076	US Auto Funding Trust Series 2022-1A A(c)		3.9800	04/15/25	7,011
					7,459,286
	CDO — 1.9%
3,608,738	Galleria CDO V Ltd. Series 5A B(c),(d)	TSFR1M + 2.662%	7.2540	09/19/37	3,558,906
3,417,418	Mid Ocean CBO Ltd. Series 2001-1X A1L(d)	TSFR1M + 0.762%	2.3910	11/05/36	267,642
3,000,003	TruPS Financials Note Securitization Ltd. Series 2019-2A A1(c),(d)	TSFR3M + 2.562%	6.8750	02/28/39	3,000,003
					6,826,551
	CLO — 0.9%
180,000	CarVal CLO XI C Ltd. Series 3A A1(c),(d)	TSFR3M + 1.390%	5.9610	10/20/37	176,507
500,000	Ellington Clo III Ltd. Series 2018-3A D(c),(d)	TSFR3M + 4.002%	8.2950	07/20/30	509,315
200,000	GC FTPYME Pastor FTA Series 4(d)	EUR003M + 2.400%	4.9560	07/15/45	43,082

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.3% (Continued)
	CLO — 0.9% (Continued)
429,993	Halcyon Loan Advisors Funding Ltd. Series 2013-2A D(c),(d)	TSFR3M + 4.062%	8.3520	08/01/25	$ 285,872
250,000	Nassau Ltd. Series 2018-IA E(c),(d)	TSFR3M + 6.112%	10.4140	07/15/31	192,031
201,818	Ready Capital Mortgage Financing, LLC Series 2021-FL7 A(c),(d)	TSFR1M + 1.314%	5.6340	11/25/36	201,953
500,000	Steele Creek Clo Ltd. Series 2018-2A D(c),(d)	TSFR3M + 3.662%	7.9850	08/18/31	501,711
395,145	STWD Ltd. Series 2022-FL3 A(c),(d)	SOFR30A + 1.350%	5.6890	11/15/38	395,446
408,500	STWD Ltd. Series 2022-FL3 C(c),(d)	SOFR30A + 2.200%	6.5390	11/15/38	374,588
120,000	Trestles CLO VII Ltd. Series 7A A1(c),(d)	TSFR3M + 1.380%	6.2030	10/25/37	120,872
500,000	Zais Clo Ltd. Series 2019-13A D1(c),(d)	TSFR3M + 4.782%	9.0840	07/15/32	502,206
					3,303,583
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.0%
71,624	ABN Amro Mortgage Corporation Series 2003-11 A4		5.5000	10/25/33	70,559
130,616	Adjustable Rate Mortgage Trust Series 2005-7 2A21(b)		4.8750	10/25/35	114,296
447,362	Adjustable Rate Mortgage Trust Series 2005-6A 2A2(d)	TSFR1M + 0.954%	5.2740	11/25/35	126,438
23,786	Alternative Loan Trust Series 1998-4 IIA3(e)		5.4170	08/25/28	23,327
18,394	Alternative Loan Trust Series 2007-9T1		5.5000	05/25/32	9,264
78,017	Alternative Loan Trust Series 2005-J1 3A1		6.5000	08/25/32	77,070
18,566	Alternative Loan Trust Series 2004-J11 3A1		7.2500	08/25/32	19,120
98,573	Alternative Loan Trust Series 2003-J2 A1		6.0000	10/25/33	99,259
79,008	Alternative Loan Trust Series 2003-J3 1A3		5.2500	11/25/33	77,222
14,300	Alternative Loan Trust Series 2003-22CB 1A1		5.7500	12/25/33	14,437
33,670	Alternative Loan Trust Series 2003-J3 2A1		6.2500	12/25/33	36,639
7,886	Alternative Loan Trust Series 2004-16CB 1A1		5.5000	07/25/34	7,879
129,406	Alternative Loan Trust Series 2004-J8 2A1		7.0000	08/25/34	122,556
25,401	Alternative Loan Trust Series 2004-J10 2CB1		6.0000	09/25/34	25,437
5,893	Alternative Loan Trust Series 2004-15 1A2(b)		7.9910	09/25/34	5,733
513,993	Alternative Loan Trust Series 2004-J10 5CB1		5.5000	11/25/34	510,546
269,809	Alternative Loan Trust Series 2004-27CB A1		6.0000	12/25/34	241,297
391,299	Alternative Loan Trust Series 2004-28CB 2A4		5.7500	01/25/35	357,658
31,271	Alternative Loan Trust Series 2004-28CB 6A1		6.0000	01/25/35	28,921
73,571	Alternative Loan Trust Series 2004-28CB 3A1		6.0000	01/25/35	64,755
28,007	Alternative Loan Trust Series 2005-3CB 1A9		5.0000	03/25/35	23,004
115,022	Alternative Loan Trust Series 2005-6CB 1A6		5.5000	04/25/35	98,530
66,899	Alternative Loan Trust Series 2005-14 2A1(d)	TSFR1M + 0.534%	4.8540	05/25/35	59,334
132,902	Alternative Loan Trust Series 2005-J8 1A5		5.5000	07/25/35	92,605

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.0% (Continued)
152,646	Alternative Loan Trust Series 2005-27 2A1(d)	12MTA + 1.350%	6.0960	08/25/35	$ 130,826
37,302	Alternative Loan Trust Series 2005-J11 2A1		6.0000	10/25/35	17,935
28,616	Alternative Loan Trust Series 2005-54CB 1A11		5.5000	11/25/35	21,880
50,779	Alternative Loan Trust Series 2005-J11 1A3		5.5000	11/25/35	28,214
91,811	Alternative Loan Trust Series 2005-61 2A1(d)	TSFR1M + 0.674%	4.9940	12/25/35	82,566
103,495	Alternative Loan Trust Series 2005-72 A3(d)	TSFR1M + 0.714%	5.0340	01/25/36	104,000
104,768	Alternative Loan Trust Series 2006-40T1 2A1		6.0000	12/25/36	28,646
836,629	Alternative Loan Trust Resecuritization Series 2005-12R A4		6.0000	11/25/34	818,718
33,961	Alternative Loan Trust Resecuritization Series 2005-12R A3		6.0000	11/25/34	33,234
367,525	Alternative Loan Trust Resecuritization Series 2008-2R 2A1(b)		3.9330	08/25/37	150,529
93,131	American Home Mortgage Investment Trust Series 2004-1 2M1(d)	TSFR6M + 2.428%	6.6670	04/25/44	86,582
153,797	Banc of America Alternative Loan Trust Series 2003-8 1CB1		5.5000	10/25/33	152,807
93,287	Banc of America Alternative Loan Trust Series 2004-6 3A1		6.0000	07/25/34	92,002
55,847	Banc of America Alternative Loan Trust Series 2007-1 1A1(b)		3.9870	02/25/57	48,578
1,024,352	Banc of America Funding Trust Series 2004-B 3A2(b)		4.7410	12/20/34	827,138
41,004	Banc of America Funding Trust Series 2005-E 8A1(d)	12MTA + 1.430%	6.1160	06/20/35	31,706
1,025,625	Banc of America Funding Trust Series 2010-R3 4A3(b),(c)		6.0000	06/26/36	862,421
1,720	Banc of America Funding Trust Series 2015-R4 5A1(c),(d)	TSFR1M + 0.264%	4.5750	10/25/36	1,720
75,816	Banc of America Funding Trust Series 2007-2 1A8(a)		6.0000	03/25/37	13,763
185,829	Banc of America Funding Trust Series 2006-H 2A2(b)		5.1990	09/20/46	155,351
687,399	Banc of America Funding Trust Series 2006-I 4A1(b)		4.6230	10/20/46	577,518
16,352	Banc of America Mortgage Trust Series 2002-L 1A1(b)		3.2010	12/25/32	13,467
39,749	Banc of America Mortgage Trust Series 2005-E 2A1(b)		5.5930	06/25/35	34,648
41,425	Banc of America Mortgage Trust Series 2005-F 3A1(b)		6.3340	07/25/35	34,339
59,469	Banc of America Mortgage Trust Series 2005-G 2A1(b)		5.9530	08/25/35	51,892
20,591	Banc of America Mortgage Trust Series 2005-H 2A1(b)		5.7710	09/25/35	17,635
112,834	Banc of America Mortgage Trust Series 2005-L 2A4(b)		5.6910	01/25/36	93,129
552,207	BCAP, LLC Series 2014-RR2 7A2(c),(d)	TSFR1M + 0.314%	5.6470	01/26/38	550,370
1,164,390	BCAP, LLC Trust Series 2011-RR5 12A1(c),(e)		4.4730	03/26/37	1,151,614
694,868	BCAP, LLC Trust Series 2011-RR10 1A2(b),(c)		5.0000	03/26/37	536,928
3,449	Bear Stearns ALT-A Trust Series 2004-11 2A1(b)		3.1980	11/25/34	3,219
24,508	Bear Stearns ALT-A Trust Series 2005-4 23A2(b)		5.5560	05/25/35	20,983
609,699	Bear Stearns ARM Trust Series 2003-1 1A1(b)		3.9150	04/25/33	509,527
57,703	Bear Stearns ARM Trust Series 2003-4 B1(b)		6.7230	07/25/33	52,974

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.0% (Continued)
23,648	Bear Stearns ARM Trust Series 2003-5 1A1(b)		7.6880	08/25/33	$ 22,668
3,245	Bear Stearns ARM Trust Series 2003-7 6A(b)		6.5110	10/25/33	3,121
39,010	Bear Stearns ARM Trust Series 2003-8 2A1(b)		5.9640	01/25/34	36,327
94,843	Bear Stearns ARM Trust Series 2004-1 124M(b)		5.2130	04/25/34	82,765
9,221	Bear Stearns ARM Trust Series 2004-1 21A1(b)		6.3960	04/25/34	8,548
86,340	Bear Stearns ARM Trust Series 2004-5(b)		4.5340	07/25/34	73,245
87,402	Bear Stearns ARM Trust Series 2004-6 3A(b)		7.3200	09/25/34	82,578
838,367	Bear Stearns ARM Trust Series 2004-8 13A1(b)		4.3000	11/25/34	741,798
30,597	Bear Stearns ARM Trust Series 2004-8 2A1(b)		6.0350	11/25/34	27,112
37,767	Bear Stearns ARM Trust Series 2004-10 12A5(b)		5.1230	01/25/35	36,497
880,592	Bear Stearns ARM Trust Series 2007-3 2A1(b)		4.2020	05/25/47	756,611
582,640	Bear Stearns Asset Backed Securities I Trust Series 2006-AC2 21A6		6.0000	03/25/36	241,925
528,692	Bear Stearns Asset Backed Securities Trust Series 2003-AC7 A1(e)		5.5000	01/25/34	442,001
126,531	Bear Stearns Structured Products Inc Trust Series 2007-R6 1A1(b)		5.4840	01/26/36	94,550
17,720	Bella Vista Mortgage Trust Series 2004-1 1A(d)	TSFR1M + 0.814%	5.1280	11/20/34	17,439
56,574	BlackRock Capital Finance, L.P. Series 1997-R2 1B1(b),(c)		3.5020	12/25/35	48,088
3,302,710	Brean Asset Backed Securities Trust Series 2021-RM1 M1(c)		1.6000	10/25/63	2,676,566
1,750,000	Brean Asset Backed Securities Trust Series 2025-RM10 A2(c)		5.0000	01/25/65	1,651,441
65,706	CDMC Mortgage Pass-Through Certificates Series 2004-4 A8(b)		5.4050	09/25/34	64,306
80,896	CDMC Mortgage Pass-Through Certificates Series 2005-1 A4(b)		5.1050	02/18/35	78,732
874,560	Cendant Mortgage Capital, LLC CDMC Mort Pas Thr Ce Series 2004-1 A7		5.5000	02/25/34	851,493
230,000	CFMT, LLC Series 2022-HB9 M3(b),(c)		3.2500	09/25/37	209,075
89,004	Chase Home Lending Mortgage Trust Series 2019-1 B4(b),(c)		3.8670	03/25/50	78,073
125,453	Chase Mortgage Finance Trust Series 2004-S2 2A4		5.5000	02/25/34	123,495
257,296	Chase Mortgage Finance Trust Series 2006-A1 2A3(b)		5.7150	09/25/36	211,945
475,569	Chase Mortgage Finance Trust Series 2007-S3 AP(f)		0.0000	05/25/37	5,131
266,040	Chase Mortgage Finance Trust Series 2007-S3 1A17(a)		4.0000	05/25/37	61,391
319,577	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-3A A1(c),(d)	TSFR1M + 0.364%	4.6840	08/25/35	307,145
166,928	Chevy Chase Funding, LLC Mortgage-Backed Series 2005-4A A2(c),(d)	TSFR1M + 0.364%	4.6840	10/25/36	121,368
343,904	CHL Mortgage Pass-Through Trust Series 2002-19 1A1		6.2500	11/25/32	287,743
75,702	CHL Mortgage Pass-Through Trust Series 2002-39 A37		5.7500	02/25/33	71,298
102,476	CHL Mortgage Pass-Through Trust Series 2003-60 2A1(b)		6.4910	02/25/34	88,727
22,981	CHL Mortgage Pass-Through Trust Series 2004-3 A4		5.7500	04/25/34	22,506
52,806	CHL Mortgage Pass-Through Trust Series 2004-5 2A9		5.2500	05/25/34	52,757

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.0% (Continued)
59,192	CHL Mortgage Pass-Through Trust Series 2004-5 2A2	5.5000	05/25/34	$ 59,713
46,296	CHL Mortgage Pass-Through Trust Series 2004-6 2A1(b)	6.1140	05/25/34	44,977
21,037	CHL Mortgage Pass-Through Trust Series 2004-HYB2 2A(b)	6.7410	07/20/34	19,845
98,293	CHL Mortgage Pass-Through Trust Series 2004-J5 A4	5.5000	07/25/34	97,120
36,449	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(b)	6.5510	08/25/34	33,544
51,188	CHL Mortgage Pass-Through Trust Series 2004-J9 2A6	5.5000	01/25/35	49,104
43,839	CHL Mortgage Pass-Through Trust Series 2004-HYB5 6A2(b)	5.8800	04/20/35	40,212
407,029	CHL Mortgage Pass-Through Trust Series 2005-14 A2	5.5000	07/25/35	152,244
2,971,184	CHL Mortgage Pass-Through Trust Series 2005-14 A1	6.0000	07/25/35	1,248,770
494,408	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12	5.0000	08/25/35	292,677
92,174	CHL Mortgage Pass-Through Trust Series 2006-J1 3A1	6.0000	02/25/36	33,791
77,039	CHL Mortgage Pass-Through Trust Series 2007-HY1 2A1(b)	4.1560	03/25/37	70,580
288,688	CHL Mortgage Pass-Through Trust Series 2007-15 2A2	6.5000	09/25/37	104,912
250,000	CHNGE Mortgage Trust Series 2023-1 M1(b),(c)	8.2140	03/25/58	254,770
225,000	CHNGE Mortgage Trust Series 2022-2 B2(b),(c)	4.6060	03/25/67	146,365
99,567	Citicorp Mortgage Securities REMIC Pass-Through Series 2005-4 1A5	5.5000	07/25/35	96,707
35,579	Citicorp Mortgage Securities Trust Series 2006-6 A4	6.0000	11/25/36	35,682
68,675	Citicorp Mortgage Securities Trust Series 2007-2 APO(f)	0.0000	02/25/37	36,158
170,852	Citicorp Mortgage Securities Trust Series 2007-4 1A5	6.0000	05/25/37	154,384
87,149	Citigroup Global Markets Mortgage Securities VII, Series 1997-HUD2 B2(b)	6.9130	11/25/27	48
3,543	Citigroup Global Markets Mortgage Securities VII, Series 2002-HYB1 B2(b)	7.7320	09/25/32	3,332
145,372	Citigroup Mortgage Loan Trust Series 2009-10 6A2(b),(c)	7.3200	09/25/34	131,695
142,170	Citigroup Mortgage Loan Trust Series 2009-4 7A5(b),(c)	5.4810	05/25/35	133,639
28,208	Citigroup Mortgage Loan Trust Series 2014-10 4A1(b),(c)	4.5940	02/25/37	28,048
13	Citigroup Mortgage Loan Trust Series 2010-9 5A3(c),(e)	5.7020	03/25/37	13
36,567	Citigroup Mortgage Loan Trust Series 2015-RP2 A(c)	4.2500	01/25/53	34,186
300,000	Citigroup Mortgage Loan Trust Series 2020-EXP1 B1(b),(c)	4.4670	05/25/60	249,299
1,294,120	Citigroup Mortgage Loan Trust Inc Mortgage Series 7 2A2A(b)	7.1570	09/25/35	973,969
10,308	Citigroup Mortgage Loan Trust, Inc. Series 2003-1 3A4	5.2500	09/25/33	9,618
36,972	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 1CB2	6.7500	08/25/34	37,405
22,049	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A6(b)	7.5350	08/25/34	19,774
54,155	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A4(b)	7.7150	08/25/34	48,585
35,896	Citigroup Mortgage Loan Trust, Inc. Series 2005-2 2A11	5.5000	05/25/35	35,873

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.0% (Continued)
28,515	COLT Funding, LLC Series 2021-3R A2(b),(c)		1.2570	12/25/64	$ 24,663
422,000	COLT Mortgage Loan Trust Series 2020-2 M1(b),(c)		5.2500	03/25/65	420,144
120,000	Connecticut Avenue Securities Trust Series 2022-R01 1B1(c),(d)	SOFR30A + 3.150%	7.5020	12/25/41	123,921
123,336	Credit Suisse First Boston Mortgage Securities Series 2001-26 5A1(b)		3.9390	11/25/31	123,066
238,030	Credit Suisse First Boston Mortgage Securities Series 2002-NP14 M1(c),(d)	TSFR1M + 2.302%	5.0970	11/25/31	124,892
59,819	Credit Suisse First Boston Mortgage Securities Series 2003-11 1A31		5.5000	06/25/33	59,197
292,722	Credit Suisse First Boston Mortgage Securities Series 2003-19 1A19		5.2500	07/25/33	292,896
19,855	Credit Suisse First Boston Mortgage Securities Series 2003-21 1A4		5.2500	09/25/33	18,981
44,209	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A8		5.5000	10/25/33	42,807
132,627	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A11		5.5000	10/25/33	128,565
137,165	Credit Suisse First Boston Mortgage Securities Series 2004-6 1A3		5.5000	10/25/34	130,482
103,309	Credit Suisse First Boston Mortgage Securities Series 2005-8 9A9(d)	TSFR1M + 0.764%	5.0840	09/25/35	68,619
5,706	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 2A1		5.2500	01/01/25	—
375,534	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-9 1A2		7.5000	03/25/32	335,604
77,428	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24 3A1(b)		6.6000	10/25/33	73,819
59,233	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 4A4		5.7500	11/25/33	57,428
363,220	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4 1A5		6.0000	08/25/34	344,088
20,765	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-3 7A5		5.7500	07/25/35	20,651
31,813	CSMC Trust Series 2010-18R 4A4(b),(c)		3.5000	04/26/38	31,474
1,959,891	CSMC Trust Series 2014-10R 1A2(b),(c)		7.7290	05/27/36	485,054
309,602	CSMC Trust Series 2007-5R A5		6.5000	07/26/36	69,444
109,510	CSMC Trust Series 2013-7 A2(b),(c)		3.0000	08/25/43	93,259
279,423	CSMC Trust Series 2021-RPL2 M3(b),(c)		3.6410	01/25/60	195,348
428,120	Deutsche Alt-B Securities Mortgage Loan Trust Series AB1 PO(f)		0.0000	04/25/37	207,284
28,171	Deutsche Mortgage Sec Inc Mort Loan Tr Series 2004-1 1A1		5.5000	09/25/33	28,212
2,508,117	Deutsche Mortgage Securities Inc Mortgage Loan Series PR1 5AF4(c),(d)	TSFR1M + 0.454%	4.7660	04/15/36	2,217,174
285,275	DSLA Mortgage Loan Trust Series 2004-AR4 2A1A(d)	TSFR1M + 0.834%	5.1480	01/19/45	217,859
400,000	Ellington Financial Mortgage Trust Series 2022-1 B2(b),(c)		3.8750	01/25/67	290,502
114,297	Fannie Mae Connecticut Avenue Securities Series C03 1M2C(d)	SOFR30A + 2.264%	6.6160	10/25/30	115,698
580,189	Fannie Mae Grantor Trust Series 2004-T5 AB1(b)		5.4150	05/28/35	542,247
123,422	Fannie Mae REMIC Trust Series 2004-W14 3A		8.0000	07/25/44	126,777
76,974	Fannie Mae REMICS Series 26 A1		7.0000	01/25/48	77,898
160,850	Fannie Mae Trust Series 2005-W3 3A(b)		4.5550	04/25/45	158,586

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.0% (Continued)
41,117	Financial Asset Securities Corp AAA Trust Series 2005-2 A3(c),(d)	TSFR1M + 0.414%	4.7380	11/26/35	$ 34,314
114,217	First Horizon Alternative Mortgage Securities Series 2004-AA1 A1(b)		6.2840	06/25/34	113,029
7,456	First Horizon Alternative Mortgage Securities Series 2004-AA3 A1(b)		5.2210	09/25/34	7,483
50,075	First Horizon Alternative Mortgage Securities Series AA7 2A2(b)		5.9630	02/25/35	43,747
71,595	First Horizon Alternative Mortgage Securities Series 2007-FA4 1A8		6.2500	08/25/37	26,874
29,935	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 3A1(b)		0.0000	10/25/35	605
501	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 1A1(b)		0.0000	11/25/35	445
93,280	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 1A1(b)		4.2420	11/25/36	47,139
225,805	First Horizon Mortgage Pass-Through Trust Series 2007-AR3 1A1(b)		5.1430	11/25/37	90,719
335,481	Flagstar Mortgage Trust Series 2018-3INV B4(b),(c)		4.4480	05/25/48	295,735
265,098	Flagstar Mortgage Trust Series 2019-2 B3(b),(c)		4.0010	12/25/49	219,467
93,336	Flagstar Mortgage Trust Series 2021-13IN B5(b),(c)		3.3560	12/30/51	64,570
54,662	Freddie Mac REMICS Series 4203 PS(a),(d)	-1(SOFR30A + 0.114%) + 6.250%	1.7970	09/15/42	3,727
1,000,000	Freddie Mac STACR Trust Series 2019-DNA3 B2(c),(d)	SOFR30A + 8.264%	12.6160	07/25/49	1,150,367
96,952	Freddie Mac Structured Pass-Through Certificates Series 60 2A1(b)		4.2060	03/25/44	92,216
119,480	Freddie Mac Structured Pass-Through Certificates Series T-61 1A1(d)	12MTA + 1.400%	6.1460	07/25/44	115,042
120,554	Freddie Mac Structured Pass-Through Certificates Series T-62 1A1(d)	12MTA + 1.200%	5.9460	10/25/44	110,148
19,064	Galton Funding Mortgage Trust Series 2017-1 A22(b),(c)		3.0000	07/25/56	15,971
102,716	GCAT Trust Series 2024-INV1 1A2(b),(c)		5.5000	01/25/54	102,111
565,455	Global Mortgage Securitization Ltd. Series 2004-A A3(b),(c)		8.4520	11/25/32	563,956
69,848	GMACM Mortgage Loan Trust Series 2004-J2 A8		5.7500	06/25/34	69,260
1,485,752	GMACM Mortgage Loan Trust Series 2005-AR5 4A1(b)		5.3720	09/19/35	1,333,974
103,669	GMACM Mortgage Loan Trust Series 2006-AR1 1A1(b)		3.9330	04/19/36	80,625
102,096	GS Mortgage Securities Corporation II Series 2000-1A A(c),(d)	TSFR1M + 0.464%	5.4250	03/30/33	95,743
401,423	GS Mortgage-Backed Securities Corp Trust Series 2019-PJ1 B3(b),(c)		4.0240	08/25/49	328,811
15,831	GSMPS Mortgage Loan Trust Series 1998-1 A(b),(c)		8.0000	09/19/27	13,757
941,425	GSMPS Mortgage Loan Trust Series 2000-1 A(b),(c)		8.5000	06/19/29	904,139
97,974	GSMPS Mortgage Loan Trust Series 2004-2R A(b),(c)		7.1390	02/25/34	17,390
902,952	GSMPS Mortgage Loan Trust Series 2004-4 1AF(c),(d)	TSFR1M + 0.514%	4.8340	06/25/34	803,630
1,538,114	GSMPS Mortgage Loan Trust Series 2004-4 1A2(c)		7.5000	06/25/34	1,512,333
298,429	GSMPS Mortgage Loan Trust Series 2004-4 1A3(c)		8.0000	06/25/34	292,529
27,798	GSMPS Mortgage Loan Trust Series 2005-RP2 1AF(c),(d)	TSFR1M + 0.464%	4.7840	03/25/35	25,880
148,749	GSMPS Mortgage Loan Trust Series 2005-RP3 1AF(c),(d)	TSFR1M + 0.464%	4.7840	09/25/35	122,012
103,526	GSMPS Mortgage Loan Trust Series 2006-RP1 1A2(c)		7.5000	01/25/36	91,500

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.0% (Continued)
783,501	GSMSC Pass-Through Trust Series 2008-2R 2A1(b),(c)		7.5000	10/25/36	$ 85,839
95,498	GSR Mortgage Loan Trust Series 2003-3F 1A6		6.0000	04/25/33	94,930
109,771	GSR Mortgage Loan Trust Series 2004-7 1A1(b)		5.0760	06/25/34	98,133
557,965	GSR Mortgage Loan Trust Series 2004-12 1B1(d)	TSFR1M + 0.714%	5.0340	12/25/34	121,400
38,549	GSR Mortgage Loan Trust Series 2005-4F 6A1		6.5000	02/25/35	37,179
13,859	GSR Mortgage Loan Trust Series 2005-AR3 2A1(d)	TSFR1M + 0.554%	4.8740	05/25/35	10,771
25,303	GSR Mortgage Loan Trust Series 2005-AR3 1A1(d)	TSFR1M + 0.554%	4.8740	05/25/35	22,189
3,056	GSR Mortgage Loan Trust Series 2005-6F 1A7		5.2500	07/25/35	2,779
527,985	GSR Mortgage Loan Trust Series 2005-AR4 2A1(b)		6.6280	07/25/35	275,134
27,458	GSR Mortgage Loan Trust Series 2005-8F 3A4		6.0000	11/25/35	9,815
106,948	GSR Mortgage Loan Trust Series 2006-1F 2A16		6.0000	02/25/36	46,290
2,344,071	GSR Mortgage Loan Trust Series 2006-10F 4A1(d)	TSFR1M + 0.464%	4.7840	01/25/37	336,063
70,956	GSR Mortgage Loan Trust Series 2007-AR2 2A1(b)		5.3400	05/25/37	37,709
154,453	HarborView Mortgage Loan Trust Series 2003-1 A(b)		5.5040	05/19/33	127,309
1,144,187	HarborView Mortgage Loan Trust Series 2004-7 4A(b)		6.0010	11/19/34	1,050,565
98,363	HarborView Mortgage Loan Trust Series 2005-4 3A1(b)		5.0460	07/19/35	69,954
47,193	HomeBanc Mortgage Trust Series 2005-3 M3(d)	TSFR1M + 0.879%	5.1990	07/25/35	47,126
162,141	HSI Asset Loan Obligation Trust Series 2007-AR1 4A1(b)		5.1110	01/25/37	123,989
202,133	HSI Asset Loan Obligation Trust Series 2007-1 2A12		6.5000	06/25/37	77,422
154,768	HSI Asset Loan Obligation Trust Series 2007-AR2 4A1(b)		5.2770	09/25/37	115,967
256,797	Hundred Acre Wood Trust Series 2021-INV1 B1(b),(c)		3.2320	07/25/51	223,193
161,952	Hundred Acre Wood Trust Series 2021-INV1 B2(b),(c)		3.2320	07/25/51	133,686
135,020	Hundred Acre Wood Trust Series 2021-INV3 B3(b),(c)		3.3190	12/25/51	105,494
36,093	Impac CMB Trust Series 2003-2F M2(e)		6.5700	01/25/33	35,824
47,384	Impac CMB Trust Series 2003-4 3M2(e)		5.7290	07/25/33	46,428
20,084	Impac CMB Trust Series 2004-7 M4(d)	TSFR1M + 1.914%	6.2340	11/25/34	20,138
26,689	Impac CMB Trust Series 2004-10 3M2(d)	TSFR1M + 0.999%	5.3190	03/25/35	23,863
27,066	Impac CMB Trust Series 2004-10 3M3(d)	TSFR1M + 1.089%	5.4090	03/25/35	25,326
33,389	Impac CMB Trust Series 2005-2 2B(d)	TSFR1M + 2.589%	6.9090	04/25/35	33,383
173,561	Impac CMB Trust Series 2005-4 2M1(d)	TSFR1M + 0.614%	5.1840	05/25/35	164,516
441,458	Impac CMB Trust Series 2005-4 2M2(d)	TSFR1M + 0.864%	5.5590	05/25/35	430,867
497,662	Impac CMB Trust Series 2005-8 2M1(d)	TSFR1M + 0.864%	5.1840	02/25/36	464,283
107,961	Impac CMB Trust Series 2005-8 2M3(d)	TSFR1M + 2.364%	6.6840	02/25/36	105,811
97,489	Impac CMB Trust Series 2005-8 2B(d)	TSFR1M + 2.364%	6.6840	02/25/36	93,964

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.0% (Continued)
175,329	Impac Secured Assets CMN Owner Trust Series 2003-2 A2		6.0000	08/25/33	$ 138,418
79,769	Impac Secured Assets Trust Series 2006-1 2A1(d)	TSFR1M + 0.814%	5.1340	05/25/36	77,682
277,900	IMS Ecuadorian Mortgage Trust Series 2021-1 GA(c)		3.4000	08/18/43	252,020
861,274	IndyMac INDA Mortgage Loan Trust Series 2006-AR1 A2(d)	TSFR1M + 0.714%	5.0340	08/25/36	643,347
16,126	IndyMac INDX Mortgage Loan Trust Series 2004-AR11 2A(b)		4.7260	12/25/34	14,243
208,283	IndyMac INDX Mortgage Loan Trust Series 2004-AR15 3A1(b)		4.9680	02/25/35	187,065
198,701	IndyMac INDX Mortgage Loan Trust Series 2005-AR8 2A1A(d)	TSFR1M + 0.574%	4.8940	04/25/35	170,479
186,427	IndyMac INDX Mortgage Loan Trust Series 2005-AR13 1A1(b)		4.2290	08/25/35	81,270
244,838	JP Morgan Alternative Loan Trust Series 2005-S1 1A8(a),(d)	TSFR1M + 7.036%	2.7160	12/25/35	24,090
784,833	JP Morgan Alternative Loan Trust Series A1 1A2(d)	TSFR1M + 0.714%	5.0340	03/25/36	705,167
928,080	JP Morgan Alternative Loan Trust Series 2008-R4 1A1(c)		6.0000	12/27/36	468,794
100,000	JP Morgan Chase Commercial Mortgage Securities Series UES B(c)		4.1420	05/05/32	89,039
324,132	JP Morgan MBS Series 2006-R1 6A1(b),(c)		5.1600	09/28/44	250,962
21,114	JP Morgan Mortgage Trust Series 2006-A2 5A4(b)		7.1280	11/25/33	19,410
4,772	JP Morgan Mortgage Trust Series 2004-A3 3A3(b)		6.0110	07/25/34	4,531
20,448	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	18,646
23,531	JP Morgan Mortgage Trust Series 2005-A7 1A4(b)		6.0110	10/25/35	22,842
199,810	JP Morgan Mortgage Trust Series 2008-R2 2A(b),(c)		5.5000	12/27/35	169,331
821,851	JP Morgan Mortgage Trust Series 2005-S3 1A22		5.5000	01/25/36	352,006
13,634	JP Morgan Mortgage Trust Series 2006-A4 3A1(b)		4.5120	06/25/36	9,160
155,837	JP Morgan Mortgage Trust Series 2006-A7 2A4R(b)		4.5600	01/25/37	117,188
127,963	JP Morgan Mortgage Trust Series 2006-A7 2A1R(b)		4.5600	01/25/37	94,226
18,273	JP Morgan Mortgage Trust Series 2018-8 A3(b),(c)		4.0000	01/25/49	16,538
175,606	JP Morgan Mortgage Trust Series 2019-8 B4(b),(c)		4.1670	03/25/50	153,244
108,117	JP Morgan Tax-Emept Pass-Through Trust Series 2012-3 A(b),(c)		3.0000	10/27/42	98,243
139,925	JPMorgan Chase Bank NA - CHASE Series 2020-CL1 M3(d)	TSFR1M + 3.464%	7.7840	10/25/57	145,218
2,475,209	La Hipotecaria Panamanian Mortgage Trust Series 2021-1 GA(c)		4.3500	07/13/52	2,232,099
123,657	Lehman Mortgage Trust Series 2006-2 2A3		5.7500	04/25/36	123,544
39,773	MASTR Adjustable Rate Mortgages Trust Series 2003-1 2A1(b)		4.6500	12/25/32	36,444
16,185	MASTR Adjustable Rate Mortgages Trust Series 2003-2 4A1(b)		5.3930	07/25/33	15,029
31,511	MASTR Adjustable Rate Mortgages Trust Series 2003-6 2A1(b)		5.8170	12/25/33	29,054
16,771	MASTR Adjustable Rate Mortgages Trust Series 2003-6 7A1(b)		6.8750	12/25/33	16,712
34,092	MASTR Adjustable Rate Mortgages Trust Series 2003-7 B1(b)		7.3780	01/25/34	32,079
42,836	MASTR Adjustable Rate Mortgages Trust Series 2004-4 1A1(b)		7.7350	04/25/34	38,474

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.0% (Continued)
27,181	MASTR Adjustable Rate Mortgages Trust Series 2004-10(b)		6.2400	10/25/34	$ 21,965
161,784	MASTR Adjustable Rate Mortgages Trust Series 2004-15 4A1(b)		5.1280	12/25/34	156,644
222,318	MASTR Adjustable Rate Mortgages Trust Series 2005-7 3A1(b)		3.7360	09/25/35	133,764
90,962	MASTR Adjustable Rate Mortgages Trust Series 2006-2 5A1(b)		4.6200	05/25/36	26,637
92,671	MASTR Alternative Loan Trust Series 2003-3 B2(b)		6.1510	05/25/33	84,790
490,975	MASTR Alternative Loan Trust Series 2003-5 8A1		5.5000	06/25/33	479,880
42,726	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	42,870
94,901	MASTR Alternative Loan Trust Series 2004-1 2A1		7.0000	01/25/34	92,440
130,482	MASTR Alternative Loan Trust Series 2004-1 4A1		5.5000	02/25/34	126,642
46,995	MASTR Alternative Loan Trust Series 2004-3 2A1		6.2500	04/25/34	47,965
184,125	MASTR Alternative Loan Trust Series 2004-3 6A1		6.5000	04/25/34	180,418
20,502	MASTR Alternative Loan Trust Series 2004-4 1A1		5.5000	05/25/34	19,814
50,122	MASTR Alternative Loan Trust Series 2004-7 10A1		6.0000	06/25/34	49,691
36,140	MASTR Alternative Loan Trust Series 2004-6 10A1		6.0000	07/25/34	34,726
150,210	MASTR Alternative Loan Trust Series 2004-6 7A1		6.0000	07/25/34	144,944
613,250	MASTR Alternative Loan Trust Series 2004-6 6A1		6.5000	07/25/34	615,135
733,653	MASTR Alternative Loan Trust Series 2004-7 9A1		6.0000	08/25/34	740,337
1,606,937	MASTR Alternative Loan Trust Series 2004-13 10A3		5.7500	01/25/35	1,364,699
23,707	MASTR Alternative Loan Trust Series 2007-1 30PO(f)		0.0000	10/25/36	13,148
2,076	MASTR Alternative Loan Trust Series 2005-1 5A1		5.5000	12/25/41	1,882
300,341	MASTR Alternative Loan Trust Series 2005-2 6A1		5.0000	03/25/43	224,722
866,080	MASTR Alternative Loan Trust Series 2007-HF1 4PO(f)		0.0000	10/25/47	9
15,406	MASTR Asset Securitization Trust Series 2003-12 6A1		5.0000	12/25/33	14,885
44,414	MASTR Asset Securitization Trust Series 2003-11 9A6		5.2500	12/25/33	44,157
56,739	MASTR Asset Securitization Trust Series 2003-11 7A5		5.2500	12/25/33	55,133
166,725	MASTR Asset Securitization Trust Series 2003-11 8A1		5.5000	12/25/33	148,315
3,428	MASTR Asset Securitization Trust Series 2003-11 2A10		5.5000	12/25/33	3,372
7,117	MASTR Asset Securitization Trust Series 2004-1 1A12		5.5000	02/25/34	6,923
2,156,282	MASTR Asset Securitization Trust Series 2004-9 4A1		6.0000	09/25/34	1,523,336
61,149	MASTR Asset Securitization Trust Series 2005-1 2A9		5.5000	05/25/35	48,355
4,115,543	MASTR Asset Securitization Trust Series 2006-2 2A2(d)	TSFR1M + 0.614%	4.9340	06/25/36	825,375
2,174,712	MASTR Asset Securitization Trust Series 2006-3 2A1(d)	TSFR1M + 0.564%	4.8840	10/25/36	363,192
15,611	MASTR Reperforming Loan Trust Series 2005-2 1A4(c)		8.0000	05/25/35	11,418
123,456	MASTR Reperforming Loan Trust Series 2006-2 2A1(b),(c)		3.7440	05/25/36	113,449

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.0% (Continued)
14,624	MASTR Seasoned Securitization Trust Series 2005-1 3A1(b)		5.0770	10/25/32	$ 12,253
49,974	MASTR Seasoned Securitization Trust Series 2004-1 4A1(b)		7.5630	10/25/32	45,906
331,543	MASTR Seasoned Securitization Trust Series 2003-1 2A1		6.0000	02/25/33	326,154
880,000	Mello Mortgage Capital Acceptance Series 2018-MTG2 B5(b),(c)		4.2690	10/25/48	671,147
541,339	Mello Mortgage Capital Acceptance Series 2021-MTG1 B1(b),(c)		2.6430	04/25/51	441,257
316,896	Merrill Lynch Alternative Note Asset Trust Series Series A2 A3B(d)	TSFR1M + 0.514%	4.8340	03/25/37	71,325
29,002	Merrill Lynch Mortgage Investors Trust Series 2003-A6 1A(b)		6.6310	09/25/33	27,743
109,598	Merrill Lynch Mortgage Investors Trust MLCC Series 2004-HB1(b)		4.5820	04/25/29	95,388
184,524	Merrill Lynch Mortgage Investors Trust MLCC Series B B1(d)	TSFR1M + 0.714%	5.0340	07/25/30	161,709
39,983	Merrill Lynch Mortgage Investors Trust MLCC Series 2007-3 2A2(b)		4.0380	09/25/37	30,117
31,613	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A4 3A(b)		6.9710	05/25/33	29,279
149,776	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A4 1A(b)		5.5620	07/25/35	57,247
42,679	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-HYB1 A3(b)		5.6700	03/25/33	37,423
92,105	Morgan Stanley Mortgage Loan Trust Series 2006-7 1A		5.0000	04/25/25	74,881
13,347	Morgan Stanley Mortgage Loan Trust Series 2004-2AR 2A(b)		6.3650	02/25/34	12,685
21,933	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 2A(b)		4.7780	10/25/34	19,805
16,171	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 4A1(b)		5.8980	10/25/34	14,258
9,771	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 2A2(b)		6.0630	11/25/34	9,228
588,191	Morgan Stanley Mortgage Loan Trust Series 2005-1 4A1(d)	TSFR1M + 0.414%	4.7340	03/25/35	557,496
73,863	Morgan Stanley Mortgage Loan Trust Series 2005-10 5A1		6.0000	12/25/35	28,580
10,165	Morgan Stanley Mortgage Loan Trust Series 2006-8AR 4A2(b)		7.5000	06/25/36	8,942
1,288,353	Mortgage Equity Conversion Asset Trust Series 2007-FF2 A(c),(d)	H15T1Y + 0.470%	4.6200	02/25/42	1,263,990
100,205	MortgageIT Trust Series 2004-2 B2(d)	TSFR1M + 3.339%	7.6590	12/25/34	99,666
179,729	MortgageIT Trust Series 2005-3 M2(d)	TSFR1M + 0.909%	5.2290	08/25/35	172,965
89,067	MRFC Mortgage Pass-Through Trust Series 2000-TBC3 B4(b),(c)		5.4220	12/15/30	82,502
533,182	National City Mortgage Capital Trust Series 2008-1 2A1		6.0000	03/25/38	531,261
26,002	National City Mortgage Capital Trust Series 2008-1 2A2		6.0000	03/25/38	25,906
720,000	New Residential Mortgage Loan Trust Series 2020-RPL1 B3(b),(c)		3.8580	11/25/59	553,749
131,681	Nomura Asset Acceptance Corp Alternative Loan Series 2004-R1 A2(c)		7.5000	03/25/34	121,616
429,539	Nomura Asset Acceptance Corp Alternative Loan Series 2005-AR3 1A1(d)	TSFR1M + 0.634%	4.9540	07/25/35	342,011
70,509	Nomura Asset Acceptance Corp Alternative Loan Series 2007-1 1A3(e)		6.4570	03/25/47	65,618
3,414,863	Ocwen Residential MBS Corporation Series 1998-R3 AWAC(b),(c)		0.0000	09/25/38	136,595
77,338	Ocwen Residential MBS Corporation Series 1999-R2 B2(b),(c)		0.6310	06/25/39	35,726
328,823	PHHMC Series Trust Series 2005-4 A8(b)		5.8620	07/18/35	319,035

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.0% (Continued)
320,759	Prime Mortgage Trust Series 2003-3 A9		5.5000	01/25/34	$ 313,519
440,780	Provident Funding Mortgage Trust Series 2020-1 B3(b),(c)		3.2390	02/25/50	374,310
13,271	RAAC Series Trust Series 2005-SP1 4A1		7.0000	09/25/34	13,095
103,503	RALI Series Trust Series 2005-QA12 CB1(b)		5.9540	12/25/35	40,879
275,063	RAMP Series Trust Series 2002-SL1 AII4(b)		4.7430	06/25/32	253,653
9,554	RBSGC Mortgage Loan Trust Series 2007-B 3B1(b)		5.6230	01/25/37	9,309
278,921	RBSGC Structured Trust Series 2008-A A1(b),(c)		5.5000	11/25/35	233,474
8,157,757	RBSSP Resecuritization Trust Series 2009-12 19A2(b),(c)		5.2050	12/25/35	6,004,969
101,644	Reperforming Loan REMIC Trust Series 2003-R4 2A(b),(c)		4.7140	01/25/34	85,849
13,278	Reperforming Loan REMIC Trust Series 2004-R1 2A(c)		6.5000	11/25/34	12,747
7,122	Reperforming Loan REMIC Trust Series 2005-R2 2A4(c)		8.5000	06/25/35	7,106
65,613	Reperforming Loan REMIC Trust Series 2006-R2 AF1(c),(d)	TSFR1M + 0.534%	4.8540	07/25/36	59,091
117,891	Resecuritization Pass-Through Trust Series 2005-8R A5		6.0000	10/25/34	115,941
1,243,789	Residential Asset Securitization Trust Series 2003-A9 A3(d)	TSFR1M + 0.664%	4.9840	08/25/33	1,146,314
392,304	Residential Asset Securitization Trust Series 2003-A10 A5		5.2500	09/25/33	369,235
5,210,000	RMF Buyout Issuance Trust Series 2022-HB1 M3(b),(c)		4.5000	04/25/32	4,657,130
223,669	RMF Proprietary Issuance Trust Series 2022-1 A1(b),(c)		3.0000	01/25/62	196,500
1,000,000	RMF Proprietary Issuance Trust Series 2022-1 M1(b),(c)		3.0000	01/25/62	876,590
225,000	RMF Proprietary Issuance Trust Series 2022-3 A(b),(c)		4.0000	08/25/62	193,555
1,414	Ryland Mortgage Securities Corporation Series 1994-1 B(b)		0.0000	04/29/30	—
4,349,000	SBALR Commercial Mortgage Trust Series 2020-RR1 C(b),(c)		3.9790	02/13/53	2,873,076
46,040	Seasoned Credit Risk Transfer Trust Series 2017-3 B(f)		0.0000	07/25/56	6,737
255,517	Sequoia Mortgage Trust Series 2003-4 1A1(d)	TSFR1M + 0.734%	5.0460	07/20/33	213,226
26,133	Sequoia Mortgage Trust Series 2004-10 A1A(d)	TSFR1M + 0.734%	5.0460	11/20/34	24,544
36,550	Sequoia Mortgage Trust Series 2004-10 A3B(d)	TSFR6M + 1.208%	5.6240	11/20/34	30,450
45,623	Sequoia Mortgage Trust Series 2005-2 A1(d)	TSFR1M + 0.554%	4.8660	03/20/35	40,448
276,978	Sequoia Mortgage Trust Series 2005-3 B1(d)	TSFR1M + 0.669%	4.9810	05/20/35	176,803
278,372	Sequoia Mortgage Trust Series 2007-4 1A1(d)	TSFR1M + 0.894%	5.2060	01/20/36	189,433
263,871	Sequoia Mortgage Trust Series 2007-2 1B1(d)	TSFR1M + 0.714%	5.0260	06/20/36	213,458
145,709	Sequoia Mortgage Trust Series 2007-3 1A1(d)	TSFR1M + 0.514%	4.8260	07/20/36	126,740
97,141	Sequoia Mortgage Trust Series 2013-6 B1(b),(c)		3.5260	05/25/43	94,747
245,188	Sequoia Mortgage Trust Series 2014-4 A6(b),(c)		3.5000	11/25/44	225,351
70,260	Sequoia Mortgage Trust Series 2017-1 B3(b),(c)		3.6010	02/25/47	53,468
70,323	Shellpoint Co-Originator Trust Series 2017-1 B4(b),(c)		3.6000	04/25/47	51,299

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.0% (Continued)
100,000	Spruce Hill Mortgage Loan Trust Series 2020-SH1 B2(b),(c)		4.6760	01/28/50	$ 87,960
491,544	STARM Mortgage Loan Trust Series 2007-4 3A1(b)		5.0310	10/25/37	402,755
41,071	Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 4A1(b)		5.6460	03/25/34	37,272
58,387	Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 1A3(b)		4.9870	12/25/34	51,006
184,091	Structured Adjustable Rate Mortgage Loan Trust Series 2005-4 1A1(b)		4.6710	03/25/35	154,150
331,833	Structured Adjustable Rate Mortgage Loan Trust Series 2005-15 1A1(b)		4.4570	07/25/35	180,421
659,836	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1 2A2(b)		5.2210	02/25/36	593,448
6,432	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 3AF(d)	TSFR1M + 0.494%	4.5830	09/25/36	5,812
296,504	Structured Adjustable Rate Mortgage Loan Trust Series 9 2A1(b)		4.5090	10/25/47	178,055
143,179	Structured Asset Sec Corp Mort Passthr Certs Series 2003-40A 3A1(b)		5.3700	01/25/34	126,945
25,267	Structured Asset Sec Corp Mort Passthr Certs Series 2003-40A 3A2(b)		5.3700	01/25/34	24,633
16,792	Structured Asset Securities Corp Mortgage Series 2000-5 B3(b)		0.0000	11/25/30	14,677
821	Structured Asset Securities Corporation Series 2003-37A B1I(d)	TSFR1M + 0.894%	5.2320	12/25/33	776
14,575	Structured Asset Securities Corporation Series 2004-4XS A3A(e)		4.8090	02/25/34	14,150
89,873	Structured Asset Securities Corporation Series 2004-4XS 1A5(e)		4.8090	02/25/34	87,225
391,934	Structured Asset Securities Corporation Series 2004-4XS 1M1(e)		4.8090	02/25/34	381,731
69,031	Structured Asset Securities Corporation Series 2005-RF2 A(c),(d)	TSFR1M + 0.464%	4.7840	04/25/35	61,322
81,554	Structured Asset Securities Corporation Series 2005-RF3 2A(b),(c)		4.2780	06/25/35	69,849
49,019	Suntrust Alternative Loan Trust Series 2005-1F 1A1(d)	TSFR1M + 0.764%	5.0840	12/25/35	37,997
198,162	TIAA Bank Mortgage Loan Trust Series 2018-2 B3(b),(c)		3.6570	07/25/48	171,675
233,635	TIAA Bank Mortgage Loan Trust Series 2018-3 B4(b),(c)		4.1020	11/25/48	186,254
500,000	Towd Point Mortgage Trust Series 2022-SJ1 B1(b),(c)		5.2500	03/25/62	475,154
1,000,000	Verus Securitization Trust Series 2023-INV3 B1(b),(c)		8.2170	11/25/68	1,012,069
4,503	Wachovia Mortgage Loan Trust, LLC Series 2006-A 4A1(b)		7.0130	05/20/36	4,416
39,177	WaMu Mortgage Pass-Through Certificates Series 2002-AR14 B1(b)		4.6830	11/25/32	35,682
34,828	WaMu Mortgage Pass-Through Certificates Series 2002-AR18 A(b)		6.3450	01/25/33	34,333
33,346	WaMu Mortgage Pass-Through Certificates Series 2003-S3 1A4		5.5000	06/25/33	31,666
29,791	WaMu Mortgage Pass-Through Certificates Series 2003-S5 1A13		5.5000	06/25/33	29,477
210,671	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1A7(b)		6.5630	09/25/33	200,871
16,763	WaMu Mortgage Pass-Through Certificates Series 2002-AR2 A(d)	ECOFC + 1.250%	4.2400	02/27/34	14,945
107,528	WaMu Mortgage Pass-Through Certificates Series CB3 2A		6.5000	10/25/34	109,780
40,592	WaMu Mortgage Pass-Through Certificates Series 2006-AR2 1A1(b)		4.5830	03/25/36	35,650
78,032	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 1A(d)	12MTA + 1.200%	5.9460	11/25/42	69,585
107,824	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A1(b)		4.8700	08/25/46	102,088

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.0% (Continued)
154,157	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 A12		5.5000	03/25/33	$ 152,445
40,202	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	40,980
156,128	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR3 B1(b)		5.1370	06/25/33	132,512
4,597	Washington Mutual MSC Mortgage Pass-Through Series 2005-RA1 3B4(b),(c)		4.2940	01/25/35	3,814
101,851	Washington Mutual MSC Mortgage Pass-Through Series RA3 CB1(b)		5.6060	08/25/38	95,179
842,745	Wells Fargo Alternative Loan Trust Series 2005-1 2A3		5.5000	02/25/35	780,418
46,924	Wells Fargo Mortgage Backed Securities Series 2006-AR14 2A1(b)		7.3940	10/25/36	42,307
58,564	Wells Fargo Mortgage Backed Securities Series 2007-7 A6		6.0000	06/25/37	51,841
234,000	Wells Fargo Mortgage Backed Securities Series 2018-1 B4(b),(c)		3.6460	07/25/47	169,877
55,067	Wells Fargo Mortgage Backed Securities Series 2019-4 A2(b),(c)		3.0000	09/25/49	46,334
197,819	WinWater Mortgage Loan Trust Series 2015-1 B2(b),(c)		3.8700	01/20/45	184,273
					91,829,419
	CREDIT CARD — 0.3%
1,000,000	Continental Finance Credit Card A.B.S Master Trust Series 2022-A A(c)		6.1900	10/15/30	1,003,325

	HOME EQUITY — 4.1%
56,062	ABFC Trust Series 2004-OPT2 A2(d)	TSFR1M + 0.674%	4.9940	10/25/33	54,667
331,764	ACE Securities Corp Home Equity Loan Trust Series Series IN1 A1(d)	TSFR1M + 0.754%	5.0740	05/25/34	288,691
1,000,000	ACHM Trust Series 2023-HE1 B(b),(c)		7.0000	11/25/37	1,047,587
1,607,433	ACHM Trust Series 2023-HE2 A(b),(c)		7.5000	10/25/38	1,649,200
145,513	AFC Trust Series 1999-3 1A(d)	TSFR1M + 1.094%	5.4050	09/28/29	119,415
16,568	American Residential Home Equity Loan Trust Series 1998-1 B(d)	TSFR1M + 2.289%	6.6090	05/25/29	30,601
437,369	Bayview Financial Asset Trust Series 2007-SR1A A(c),(d)	TSFR1M + 0.564%	4.8840	03/25/37	440,765
1,112,000	Bayview Financial Mortgage Pass-Through Trust Series D M2(b)		5.5000	12/28/35	1,038,971
2,559,222	Bayview Financial Mortgage Pass-Through Trust Series 2004-B A1(c),(d)	TSFR1M + 1.114%	5.4380	05/28/39	2,183,871
1,165,332	Bayview Financial Mortgage Pass-Through Trust Series 2005-A M1(c),(d)	TSFR1M + 1.614%	5.9380	02/28/40	1,100,971
14,211	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M4(d)	TSFR1M + 2.214%	5.1890	06/25/34	14,208
193,708	Bear Stearns Home Loan Owner Trust Series 2001-A B(e)		10.5000	02/15/31	189,931
1,194,986	CDC Mortgage Capital Trust Series 2004-HE3 M3(d)	TSFR1M + 2.214%	6.5340	11/25/34	1,113,279
196,975	CHEC Loan Trust Series 2004-1 M2(c),(d)	TSFR1M + 1.089%	5.4090	07/25/34	196,109
6,882	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(d)	TSFR1M + 1.464%	5.7840	01/25/32	6,578
107,526	Delta Funding Home Equity Loan Trust Series 1999-3 A2F(e)		8.0610	09/15/29	102,680

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.3% (Continued)
	HOME EQUITY — 4.1% (Continued)
261,160	Delta Funding Home Equity Loan Trust Series 2000-1 M2(e)		8.5900	05/15/30	$ 246,363
78,020	Delta Funding Home Equity Loan Trust Series 1999-2 A1A(d)	TSFR1M + 0.434%	5.0660	08/15/30	77,332
40,952	GE Capital Mortgage Services Inc Trust Series 1999-HE1 A6(b)		6.7000	04/25/29	41,104
236,013	Home Equity Asset Trust Series 2002-2 A2(d)	TSFR1M + 0.714%	5.0340	06/25/32	231,124
918,573	MASTR Asset Backed Securities Trust Series 2004-FRE1 M7(d)	TSFR1M + 2.814%	7.1340	07/25/34	857,377
210,479	MASTR Asset Backed Securities Trust Series 2005-NC1 M2(d)	TSFR1M + 0.864%	5.1840	12/25/34	207,166
258,056	Morgan Stanley A.B.S Capital I Inc Trust Series 2003-SD1 M2(d)	TSFR1M + 4.014%	8.3340	03/25/33	230,009
21,112	New Century Home Equity Loan Trust Series 2003-5 AII(d)	TSFR1M + 0.914%	5.2340	11/25/33	11,867
82,016	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE2 M1(d)	TSFR1M + 0.609%	4.9290	03/25/36	71,496
198,057	NovaStar Mortgage Funding Trust Series 2003-4 A1(d)	TSFR1M + 0.854%	5.1740	02/25/34	196,883
24,835	RAAC Series Trust Series 2004-SP1 AII(d)	TSFR1M + 0.814%	5.1340	03/25/34	23,460
125,190	RBSSP Resecuritization Trust Series 2010-4 6A2(c),(e)		5.8250	02/26/36	122,501
425,887	Renaissance Home Equity Loan Trust Series 2002-3 M1(d)	TSFR1M + 1.614%	5.9340	12/25/32	401,191
83,936	Renaissance Home Equity Loan Trust Series 2002-3 M2(d)	TSFR1M + 2.664%	6.9840	12/25/32	72,471
19,039	Saxon Asset Securities Trust Series 2001-2 AF5(e)		7.1700	03/25/29	18,994
180,973	Saxon Asset Securities Trust Series 2003-3 AF5(e)		4.0850	12/25/33	172,182
30,005	Saxon Asset Securities Trust Series 2003-3 M2(d)	TSFR1M + 2.514%	4.1880	12/25/33	27,199
135,131	Saxon Asset Securities Trust Series 2004-1 A(d)	TSFR1M + 0.654%	1.4940	03/25/35	109,901
1,500,000	Security National Mortgage Loan Trust Series 2005-2A A4(b),(c)		7.7880	02/25/35	1,499,973
233,437	Security National Mortgage Loan Trust Series 2005-2A A3(b),(c)		6.2130	02/25/36	233,417
6,639	Soundview Home Loan Trust Series 2006-OPT4 1A1(d)	TSFR1M + 0.414%	4.7340	06/25/36	6,614
138,477	Southern Pacific Secured Asset Corporation Series 1997-2 M1F		7.3200	05/25/27	175,090
812,455	Structured Asset Securities Corp Pass-Through Series 2002-AL1 A3		3.4500	02/25/32	194,088
					14,805,326
	MANUFACTURED HOUSING — 0.4%
1,500,000	Cascade MH Asset Trust Series 2019-MH1 M(b),(c)		5.9850	11/25/44	1,429,291
87,573	Conseco Finance Corporation Series 5 B1(b)		8.1000	07/15/26	80,490
					1,509,781
	NON AGENCY CMBS — 28.4%
3,204,350	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B1(b),(c)		3.6530	05/25/50	2,425,885
2,124,264	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B2(b),(c)		5.3780	05/25/50	1,533,399
1,000,000	BAMLL Commercial Mortgage Securities Trust Series BOC A(c)		2.6270	01/15/32	892,822
825,000	BANK Series 2017-BNK8 C(b)		4.0920	11/15/50	630,223

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.3% (Continued)
	NON AGENCY CMBS — 28.4% (Continued)
1,625,000	BANK Series 2019-BN19 B		3.6470	08/15/61	$ 1,395,176
980,000	BANK Series 2019-BNK20 B(b)		3.3950	09/15/62	787,836
474,000	BANK Series 2020-BNK27 B(b)		2.9060	04/15/63	366,917
24,803	Bayview Commercial Asset Trust Series 2005-2A M1(c),(d)	TSFR1M + 0.759%	5.0790	08/25/35	22,448
38,379	Bayview Commercial Asset Trust Series 2005-2A B1(c),(d)	TSFR1M + 1.839%	6.1590	08/25/35	38,572
19,627	Bayview Commercial Asset Trust Series 2005-4A M1(c),(d)	TSFR1M + 0.789%	5.1090	01/25/36	18,035
68,037	Bayview Commercial Asset Trust Series 2007-1 M2(c),(d)	TSFR1M + 0.549%	4.8690	03/25/37	59,830
1,249,792	Bayview Commercial Asset Trust Series 2007-3 M1(c),(d)	TSFR1M + 0.579%	4.8990	07/25/37	1,153,316
301,026	Bayview Commercial Asset Trust Series 2007-3 M2(c),(d)	TSFR1M + 0.624%	4.9440	07/25/37	277,751
394,620	Bayview Commercial Asset Trust Series 2007-3 M3(c),(d)	TSFR1M + 0.669%	4.9890	07/25/37	363,458
744,128	Bayview Commercial Asset Trust Series 2007-3 M4(c),(d)	TSFR1M + 0.864%	5.1840	07/25/37	684,386
500,000	Bayview Commercial Asset Trust Series 2008-1 M1(c),(d)	TSFR1M + 2.214%	6.5340	01/25/38	454,585
350,000	BBSG Mortgage Trust Series 2016-MRP A(c)		3.2750	06/05/36	304,353
7,000,000	Benchmark Mortgage Trust Series 2020-IG1 AS(b)		2.9090	09/15/43	5,651,685
250,000	Benchmark Mortgage Trust Series 2020-IG3 A4(c)		2.4370	09/15/48	213,090
1,000,000	Benchmark Mortgage Trust Series 2020-IG3 B(b),(c)		3.2870	09/15/48	556,240
220,000	Benchmark Mortgage Trust Series 2020-IG3 C(b),(c)		3.2870	09/15/48	66,979
2,500,000	Benchmark Mortgage Trust Series 2020-IG2 B(b),(c)		3.2930	09/15/48	1,560,169
130,000	Benchmark Mortgage Trust Series 2019-B9 B		4.4680	03/15/52	113,073
900,000	Benchmark Mortgage Trust Series 2020-B17 E(c)		2.2500	03/15/53	499,546
470,000	Benchmark Mortgage Trust Series 2020-B17 C(b)		3.3710	03/15/53	340,427
500,000	Benchmark Mortgage Trust Series 2020-B19 B		2.3510	09/15/53	384,887
495,000	Benchmark Mortgage Trust Series 2021-B24 A2		1.9530	03/15/54	453,991
328,000	Benchmark Mortgage Trust Series 2021-B31 C(b)		3.1950	12/15/54	236,925
350,000	BFLD Trust Series 2020-EYP A(c),(d)	TSFR1M + 1.264%	5.5760	10/15/35	275,777
555,000	BMD2 Re-Remic Trust Series 2019-FRR1 5A1(b),(c)		3.4490	05/25/52	459,735
155,000	BPR Trust Series 2022-STAR A(c),(d)	TSFR1M + 3.232%	7.5440	08/15/39	146,792
3,300,000	BWAY Mortgage Trust Series 2022-26BW A(c)		3.4020	02/10/44	2,688,939
1,033,019	BXP Trust Series 2017-CQHP A(c),(d)	TSFR1M + 0.897%	5.2090	11/15/34	1,014,987
1,730,000	Canal Center Lease-Backed Pass-Through Trust Series 1 A(c)		3.0230	09/15/56	1,099,091
500,000	Cantor Commercial Real Estate Lending Series 2019-CF3 E(b),(c)		2.5000	01/15/53	283,211
180,308	Capital Funding Mortgage Trust Series 2021-15 A(c),(d)	TSFR1M + 3.400%	7.7100	03/12/25	179,781
2,768,639	Carbon Capital VI Commercial Mortgage Series 2019-FL2 B(c),(d)	TSFR1M + 2.964%	7.2760	10/15/35	1,070,079
1,672,185	CBA Commercial Small Balance Commercial Mortgage Series 2007-1A A(c),(e)		6.2600	07/25/39	1,554,019

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.3% (Continued)
	NON AGENCY CMBS — 28.4% (Continued)
1,000,000	CD Mortgage Trust Series 2016-CD2 B(b)		3.8790	11/10/49	$ 887,774
72,000	CD Mortgage Trust Series 2017-CD3 D(c)		3.2500	02/10/50	15,925
1,000,000	CD Mortgage Trust Series 2017-CD3 AS		3.8330	02/10/50	909,279
800,000	CD Mortgage Trust Series 2017-CD4 AM		3.7460	05/10/50	749,572
132,048	CFCRE Commercial Mortgage Trust Series 2011-C2 D(b),(c)		5.0800	12/15/47	127,089
100,000	CFK Trust Series 2020-MF2 A(c)		2.3870	03/15/39	89,085
50,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 B(b)		4.0300	06/10/48	34,931
750,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 D		3.2360	11/10/48	401,694
900,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 C(b)		4.4570	11/10/48	629,076
243,333	CNL Commercial Mortgage Loan Trust Series 2003-1A A1(c),(d)	TSFR1M + 0.614%	4.9260	05/15/31	238,148
3,880,138	COMM Mortgage Trust Series 2013-CR12 AM		4.3000	10/10/46	3,653,391
2,385,000	COMM Mortgage Trust Series 2013-CR12 B(b)		4.7620	10/10/46	1,274,306
144,518	COMM Mortgage Trust Series 2014-CCRE16 B		4.5820	04/10/47	133,871
265,156	COMM Mortgage Trust Series 2014-UBS3 AM		4.0120	06/10/47	253,539
175,500	COMM Mortgage Trust Series 2016-COR1 C(b)		4.3220	10/10/49	137,696
433,000	COMM Mortgage Trust Series 2015-PC1 D(b)		4.3020	07/10/50	341,705
420,000	CSAIL Commercial Mortgage Trust Series 2015-C3 D(b)		3.3540	08/15/48	258,476
265,000	CSAIL Commercial Mortgage Trust Series 2018-C14 D(b),(c)		4.8770	11/15/51	227,288
2,514,000	CSAIL Commercial Mortgage Trust Series 2015-C2 C(b)		4.1850	06/15/57	2,344,472
270,000	CSMC OA, LLC Series 2014-USA(c)		3.9500	09/15/37	230,611
1,640,000	CSMC OA, LLC Series 2014-USA D(c)		4.3730	09/15/37	1,363,651
350,000	CSMC Trust Series 2017-PFHP A(c),(d)	TSFR1M + 0.997%	5.3090	12/15/30	333,871
55,105	FREMF Mortgage Trust Series 2018-KF49 B(c),(d)	SOFR30A + 2.014%	6.3390	06/25/25	52,220
368,477	FREMF Mortgage Trust Series 2018-KF52(c),(d)	SOFR30A + 2.064%	6.3890	09/25/28	353,097
164,085	FREMF Mortgage Trust Series 2020-KF76 B(c),(d)	SOFR30A + 2.864%	7.1890	01/25/30	157,774
524,337	FREMF Mortgage Trust Series 2017-KF38 B(c),(d)	SOFR30A + 2.614%	6.9390	09/25/34	486,310
894,105	FRESB Mortgage Trust Series 2018-SB48 B(b),(c)		4.7210	02/25/38	448,366
1,470,000	GS Mortgage Securities Corp Trust Series 2021-ROSS A(c),(d)	TSFR1M + 1.414%	5.7270	05/15/26	1,415,767
44,814	GS Mortgage Securities Corp Trust Series 2013-G1 B(b),(c)		3.7210	04/10/31	41,337
1,000,000	GS Mortgage Securities Corp Trust Series 2013-PEMB A(b),(c)		3.5490	03/05/33	871,229
180,030	GS Mortgage Securities Corp Trust Series 2012-BWTR A(c)		2.9540	11/05/34	147,086
1,500,000	GS Mortgage Securities Trust Series 2011-GC5 B(b),(c)		5.1250	08/10/44	1,372,549
769,082	GS Mortgage Securities Trust Series 2015-GS1 C(b)		4.4160	11/10/48	588,607
1,000,000	GS Mortgage Securities Trust Series 2016-GS4 C(b)		3.9490	11/10/49	872,178

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.3% (Continued)
	NON AGENCY CMBS — 28.4% (Continued)
1,300,000	Harvest Commercial Capital Loan Trust Series 2019-1 M5(b),(c)		5.7300	11/25/31	$ 1,233,906
2,000,000	Harvest Commercial Capital Loan Trust Series 2020-1 M5(b),(c)		5.9640	04/25/52	1,778,146
901,910	Hudsons Bay Simon JV Trust Series 2015-HB7 A7(c)		3.9140	08/05/34	890,343
42,529	Impac CMB Trust Series 2004-8 3B(d)	TSFR1M + 2.739%	7.0590	08/25/34	40,474
387,000	J.P. Morgan Chase Commercial Mortgage Series MINN A(c),(d)	TSFR1M + 1.317%	5.6290	11/15/35	351,729
453,936	JP Morgan Chase Commercial Mortgage Securities Series 2015-FL7 D(c),(d)	PRIME + 0.693%	8.1930	05/15/28	357,127
1,321,191	JP Morgan Chase Commercial Mortgage Securities Series 2012-WLDN A(c)		3.9100	05/05/30	1,228,708
1,900,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC A(c),(d)	TSFR1M + 1.497%	5.8090	04/15/31	1,083,983
560,000	JP Morgan Chase Commercial Mortgage Securities Series MKST A(c),(d)	TSFR1M + 1.464%	5.7760	12/15/36	392,356
193,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 E(b),(c)		5.5370	02/15/46	103,257
500,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 E(b),(c)		3.2500	04/15/46	34,130
60,000	JP Morgan Chase Commercial Mortgage Securities Series C20 C(b)		4.6000	07/15/47	53,119
5,665,656	JP Morgan Chase Commercial Mortgage Securities Series 2007-LD11 AJ(b)		6.0140	06/15/49	1,299,959
339,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C29 C(b)		4.1890	05/15/48	306,449
1,520,000	JPMBB Commercial Mortgage Securities Trust Series C31 B(b)		4.6420	08/15/48	1,444,121
345,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(b)		4.2010	11/15/48	30,393
210,000	JPMDB Commercial Mortgage Securities Trust Series 2017-C5 AS(b)		3.8580	03/15/50	192,181
825,000	JPMDB Commercial Mortgage Securities Trust Series 2017-C5 B(b)		4.0090	03/15/50	637,940
165,000	JPMDB Commercial Mortgage Securities Trust Series COR7 B(b)		3.2940	05/13/53	103,194
381,000	LSTAR Commercial Mortgage Trust Series 2016-4 C(b),(c)		4.6250	03/10/49	333,811
1,000,000	LSTAR Commercial Mortgage Trust Series 2016-4 D(b),(c)		4.6250	03/10/49	914,397
1,500,000	LSTAR Commercial Mortgage Trust Series 2017-5 D(b),(c)		4.6670	03/10/50	1,232,567
3,082,714	ML-CFC Commercial Mortgage Trust Series 2007-5 AJ(b)		5.4500	08/12/48	534,851
390,000	Morgan Stanley Capital I Trust Series 2014-150E A(c)		3.9120	09/09/32	352,950
420,000	Morgan Stanley Capital I Trust Series 2014-150E AS(c)		4.0120	09/09/32	354,365
172,000	Morgan Stanley Capital I Trust Series 2014-150E(c)		4.2640	09/09/32	118,035
347,000	Morgan Stanley Capital I Trust Series 2014-150E D(b),(c)		4.2950	09/09/32	191,787
74,163	Morgan Stanley Capital I Trust Series 2018-BOP A(c),(d)	TSFR1M + 0.897%	5.2090	08/15/33	61,129
101,698	Morgan Stanley Capital I Trust Series 2012-C4 D(b),(c)		5.3360	03/15/45	100,661
1,000,000	Morgan Stanley Capital I Trust Series 2012-C4 E(b),(c)		5.3360	03/15/45	386,080
200,000	Morgan Stanley Capital I Trust Series 2015-MS1 D(b),(c)		4.0160	05/15/48	154,452

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.3% (Continued)
	NON AGENCY CMBS — 28.4% (Continued)
72,000	Morgan Stanley Capital I Trust Series 2018-L1 B(b)		4.7070	10/15/51	$ 65,547
210,000	MRCD Mortgage Trust Series 2019-PARK A(c)		2.7180	12/15/36	189,053
7,336,140	Multifamily Trust Series 2016-1 A(c),(d)	TSFR1M + 2.114%	6.4340	04/25/46	6,859,290
1,000,000	Natixis Commercial Mortgage Securities Trust Series 75B A(c)		3.8580	04/10/37	863,997
2,250,000	Ready Capital Mortgage Trust Series 2019-5 E(b),(c)		5.2380	02/25/52	2,006,794
3,000,000	ReadyCap Commercial Mortgage Trust Series 2018-4 E(b),(c)		5.2490	02/27/51	2,845,400
110,000	Soho Trust Series 2021-SOHO B(b),(c)		2.6970	08/10/38	76,788
36,868	Sutherland Commercial Mortgage Trust Series 2019-SBC8 A(b),(c)		2.8600	04/25/41	32,811
351,445	Sutherland Commercial Mortgage Trust Series 2021-SB10 C(b),(c)		2.6400	12/25/41	290,385
500,000	TMSQ Mortgage Trust Series 2014-1500 A(c)		3.6800	10/10/36	375,147
2,000,000	TPG Trust Series 2024-WLSC A(c),(d)	TSFR1M + 2.133%	6.4440	11/15/29	2,010,000
251,000	UBS Commercial Mortgage Trust Series 2019-C16 C(b)		4.9230	04/15/52	215,049
605,026	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 C(b),(c)		3.7560	03/10/46	519,052
1,588,789	Velocity Commercial Capital Loan Trust Series 2017-2 M5(b),(c)		6.4200	11/25/47	1,406,899
1,539,808	Velocity Commercial Capital Loan Trust Series 2017-2 M6(b),(c)		7.7500	11/25/47	1,355,318
807,590	Velocity Commercial Capital Loan Trust Series 2018-1 M6(c)		7.2600	04/25/48	680,912
273,829	Velocity Commercial Capital Loan Trust Series 2018-2 M5(b),(c)		6.3600	10/26/48	235,800
1,356,930	Velocity Commercial Capital Loan Trust Series 2019-2 M6(b),(c)		6.3000	07/25/49	1,006,428
484,764	Velocity Commercial Capital Loan Trust Series 2019-3 M3(b),(c)		3.3800	10/25/49	404,130
67,971	Velocity Commercial Capital Loan Trust Series 2020-1 M2(b),(c)		2.9800	02/25/50	48,044
1,810,611	Velocity Commercial Capital Loan Trust Series 2021-2 M1(b),(c)		1.8200	08/25/51	1,441,041
2,167,541	Velocity Commercial Capital Loan Trust Series 2021-4 M5(b),(c)		5.6800	12/26/51	1,831,572
1,846,021	Velocity Commercial Capital Loan Trust Series 2022-1 M5(b),(c)		5.8120	02/25/52	1,353,933
2,840,054	Velocity Commercial Capital Loan Trust Series 2022-2 M5(b),(c)		5.7530	04/25/52	2,354,883
745,222	Velocity Commercial Capital Loan Trust Series 2022-4 M4(b),(c)		7.5450	08/25/52	675,029
429,872	Velocity Commercial Capital Loan Trust Series 2023-1 M1(b),(c)		7.1500	01/25/53	433,446
1,071,350	Velocity Commercial Capital Loan Trust Series 2023-3 M3(b),(c)		9.3200	08/25/53	1,119,561
247,297	Velocity Commercial Capital Loan Trust Series 2024-1 M2(b),(c)		7.2300	01/25/54	249,580
362,121	Wachovia Bank Commercial Mortgage Trust Series 2004-C12 IO(a),(b),(c)		0.8880	07/15/41	887
32,626	Waterfall Commercial Mortgage Trust Series 2015-SBC5 A(b),(c)		4.1040	12/14/32	32,112
321,268	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 B(b)		3.8370	07/15/46	309,545
346,000	Wells Fargo Commercial Mortgage Trust Series 2015-C27 C		3.8940	02/15/48	276,655
250,000	Wells Fargo Commercial Mortgage Trust Series 2016-C34 C(b)		5.0510	06/15/49	230,049
375,000	Wells Fargo Commercial Mortgage Trust Series 2016-C36 C(b)		4.1170	11/15/59	286,168

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.3% (Continued)
	NON AGENCY CMBS — 28.4% (Continued)
192,701	WFRBS Commercial Mortgage Trust Series 2011-C4 D(b),(c)		4.9950	06/15/44	$ 175,223
160,000	WFRBS Commercial Mortgage Trust Series 2012-C10 C(b)		4.3100	12/15/45	125,017
455,000	WFRBS Commercial Mortgage Trust Series 2013-C15 C(b)		4.1490	08/15/46	345,056
1,713,334	WFRBS Commercial Mortgage Trust Series 2013-C15 B(b)		4.1490	08/15/46	1,542,445
1,160,000	WFRBS Commercial Mortgage Trust Series 2014-C23(b)		4.2870	10/15/57	1,078,075
1,800,000	Worldwide Plaza Trust Series 2017-WWP A(c)		3.5260	11/10/36	1,327,448
					104,671,554
	OTHER ABS — 2.5%
102,887	AASET Trust Series 2020-1A A(c)		3.3510	01/16/40	98,850
980,963	AFN A.B.SPROP001, LLC Series 2019-1A A2(c)		4.4600	05/20/49	830,098
2,916,058	Corevest American Finance Trust Series 2019-3 XA(a),(b),(c)		2.0150	10/15/52	26,049
1,000,000	CoreVest American Finance Trust Series 2021-2 D(c)		2.8310	07/15/54	837,225
179,606	FNA VII, LLC Series 1A A1(c)		6.9000	04/15/38	179,070
471,306	Goldman Home Improvement Trust Issuer Series 2022-GRN1 D(c)		7.3000	06/25/52	472,562
1,672,655	Goodgreen Trust Series 2021-1A C(c)		5.7400	10/15/56	1,386,758
50,553	HERO Funding Trust Series 2015-2A A(c)		3.9900	09/20/40	46,819
140,784	Home Partners of America Trust Series 2020-2 F(c)		4.0550	01/17/41	116,728
384,670	HTS Fund I, LLC Series 2021-1 A(c)		1.4110	08/25/36	338,310
1,305,214	J.G. Wentworth XXXIX, LLC Series 2A B(c)		5.0900	09/17/74	1,109,272
76,169	Mosaic Solar Loan Trust Series 2024-2A A(c)		5.6000	04/22/52	73,902
1,500,000	NP SPE II, LLC Series 1A B1(c)		5.6070	10/21/47	1,360,766
244,137	Stonepeak A.B.S Series 2021-1A AA(c)		2.3010	02/28/33	219,859
438,866	Sunnova Helios IX Issuer, LLC Series B A(c)		5.0000	08/20/49	418,485
150,244	Sunnova Helios X Issuer, LLC Series C C(c)		6.0000	11/22/49	119,336
124,592	Sunrun Demeter Issuer, LLC Series 2021-2A A(c)		2.2700	01/30/57	108,531
121,702	Sunrun Vulcan Issuer, LLC Series 2021-1A A(c)		2.4600	01/30/52	104,223
239,860	USQ Rail III, LLC Series 1A A(c)		4.9900	09/28/54	236,152
107,124	Vivint Solar Financing VII, LLC Series 1A A(c)		2.2100	07/31/51	95,664
939,566	Willis Engine Structured Trust VII Series A A(c)		8.0000	10/15/48	974,296
					9,152,955
	RESIDENTIAL MORTGAGE — 2.1%
317,431	Amresco Residential Securities Corp Mort Loan Series 1999-1 A(d)	TSFR1M + 0.584%	5.3740	06/25/29	309,991
7,187,676	Belvedere SPV Srl Series 1 A(d)	EUR006M + 3.250%	5.8270	12/31/38	1,388,179
5,356	Chase Funding Trust Series 2002-4 2A1(d)	TSFR1M + 0.854%	5.1740	10/25/32	5,300

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.3% (Continued)
	RESIDENTIAL MORTGAGE — 2.1% (Continued)
33,162	Chase Funding Trust Series 2004-1 1A7(e)		4.9850	11/25/33	$ 32,007
648,166	Credit-Based Asset Servicing and Securitization, Series 2002-CB3 B2(d)	TSFR1M + 3.489%	7.8090	06/25/32	643,634
92,241	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B1(d)	TSFR1M + 2.889%	3.5160	03/25/34	109,375
1,360,918	Credit-Based Asset Servicing and Securitization, Series 2004-RP1(c),(d)	TSFR1M + 3.864%	8.1840	05/25/50	1,337,461
195,162	CWABS Asset-Backed Certificates Trust Series 2007-13 2A1(d)	TSFR1M + 1.014%	5.3340	10/25/47	174,522
11,961	CWABS Inc Asset-Backed Certificates Trust Series 2004-6 2A3(d)	TSFR1M + 1.314%	5.6340	11/25/34	11,108
109,307	Equity One Mortgage Pass-Through Trust Series 2004-3 M1(e)		3.8100	07/25/34	92,306
285,439	Fannie Mae Grantor Trust Series 2003-T4 1A(d)	TSFR1M + 0.334%	2.8670	09/26/33	280,389
362,293	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(d)	TSFR1M + 1.914%	6.2340	04/25/32	362,138
86,566	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2 M1(d)	TSFR1M + 0.774%	5.0940	12/25/35	68,142
3,274	GSAMP Trust Series 2002-WF A2B(d)	TSFR1M + 1.214%	5.5260	10/20/32	3,272
390,115	Legacy Mortgage Asset Trust Series 2019-SL2 A(b),(c)		3.3750	02/25/59	374,632
53,147	Long Beach Mortgage Loan Trust Series 2003-2 M2(d)	TSFR1M + 2.964%	7.2840	06/25/33	59,649
54,791	MASTR Specialized Loan Trust Series 2005-3 M1(c),(d)	TSFR1M + 1.239%	5.5590	11/25/35	52,048
468,302	RAAC Series Trust Series 2007-RP3 A(c),(d)	TSFR1M + 0.494%	5.1940	10/25/46	454,237
68,580	RCO VII Mortgage, LLC Series 2024-1 A1(c),(e)		7.0210	01/25/29	68,891
1,350,000	RMF Buyout Issuance Trust Series 2022-HB1 M4(b),(c)		4.5000	04/25/32	1,123,315
527,273	Structured Asset Investment Loan Trust Series 2003-BC9 M3(d)	TSFR1M + 3.264%	7.5840	08/25/33	485,608
145,141	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M7(d)	TSFR1M + 1.764%	6.0840	05/25/35	140,743
288,004	Structured Asset Securities Corp Mortgage Loan Series WF1 A1(d)	TSFR1M + 0.534%	4.8540	02/25/37	272,123
					7,849,070
	STUDENT LOANS — 0.8%
28,250	AccessLex Institute Series 2004-2 B(d)	SOFR90A + 0.962%	5.5180	01/25/43	26,029
69,287	College Ave Student Loans, LLC Series 2019-A A1(c),(d)	TSFR1M + 1.514%	5.8340	12/28/48	67,406
53,289	College Ave Student Loans, LLC Series 2021-A D(c)		4.1200	07/25/51	47,281
1,076,227	Commonbond Student Loan Trust Series 2021-BGS B(c)		1.6400	09/25/51	866,910
157,746	ELFI Graduate Loan Program, LLC Series 2020-A A(c)		1.7300	08/25/45	138,300
13,465	L2L Education Loan Trust Series 2006-1A A3(c),(d)	TSFR1M + 0.454%	4.7660	06/15/31	13,004
205,000	National Collegiate Student Loan Trust Series 2006-3 B(d)	TSFR1M + 0.474%	4.7940	01/26/32	176,895
225,000	Navient Private Education Refi Loan Trust Series 2019-FA B(c)		3.1200	08/15/68	187,708
300,000	Navient Private Education Refi Loan Trust Series 2021-A B(c)		2.2400	05/15/69	211,875
165,000	Navient Private Education Refi Loan Trust Series 2020-FA B(c)		2.6900	07/15/69	130,572
67,528	Navient Student Loan Trust Series 2017-2A A(c),(d)	SOFR30A + 1.164%	5.5160	12/27/66	65,980

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.3% (Continued)
	STUDENT LOANS — 0.8% (Continued)
320,191	SLM Private Credit Student Loan Trust Series 2004-B A4(d)	TSFR3M + 0.692%	5.0500	09/15/33	$ 302,566
12,693	SLM Student Loan Trust Series 2005-5 B(d)	SOFR90A + 0.512%	5.0680	10/25/40	10,939
58,485	SLM Student Loan Trust Series 2005-8 B(d)	SOFR90A + 0.572%	5.1280	01/25/55	55,850
340,000	SMB Private Education Loan Trust Series 2023-C B(c)		6.3600	11/15/52	324,102
391,266	SMB Private Education Loan Trust Series 2021-A APL(c),(d)	TSFR1M + 0.844%	5.1580	01/15/53	378,293
					3,003,710
	WHOLE BUSINESS — 0.7%
1,970,206	Business Loan Express Business Loan Trust Series 2007-AA A(c),(d)	TSFR1M + 0.514%	4.8260	10/20/40	1,821,474
47,131	Business Loan Express Business Loan Trust Series 2007-AA C(c),(d)	TSFR1M + 2.264%	6.5760	10/20/40	39,822
94,406	Business Loan Express Business Loan Trust Series 2007-AX C(d)	TSFR1M + 2.264%	6.5760	10/20/40	79,766
1,679,183	KGS-Alpha SBA COOF Trust Series 2015-1 A(a),(b),(c)		1.6460	10/25/35	53,457
2,137,416	KGS-Alpha SBA COOF Trust Series 2014-5 A(a),(b),(c)		2.9290	10/25/40	74,776
201,203	ReadyCap Lending Small Business Loan Trust Series 2019-2 A(c),(d)	PRIME - 0.500%	7.0000	12/27/44	200,817
283,284	ReadyCap Lending Small Business Loan Trust Series 2023-3 A(c),(d)	PRIME + 0.070%	7.5700	04/25/48	289,177
					2,559,289
	TOTAL ASSET BACKED SECURITIES (Cost $267,206,387)				262,171,429

	CORPORATE BONDS — 14.9%
	ASSET MANAGEMENT — 0.2%
70,000	Morgan Stanley & Company, LLC(d)	5*(USISOA30-USISOA02)	0.0000	01/21/26	66,500
274,000	Nomura America Finance, LLC(d)	4*(USISOA30-USISOA02)	0.0000	12/31/33	173,990
65,000	Nomura America Finance, LLC(d)	4*(USISOA30-USISOA02)	0.0000	02/28/34	41,039
890,000	Nomura America Finance, LLC(d)	4*( USISOA30 - USISOA02) - 1.000%	0.0000	07/29/34	565,150
					846,679
	BANKING — 2.8%
190,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02) - 2.738%	0.0000	06/27/33	120,175
120,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02) - 0.738%	0.0000	01/30/34	76,200

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.9% (Continued)
	BANKING — 2.8% (Continued)
100,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02) - 1.738%	0.0000	08/28/34	$ 63,500
525,000	Barclays Bank PLC(d)	4.250*(USISOA30-USISOA02)	0.0000	09/13/28	436,406
50,000	Barclays Bank PLC(d)	4*(USISOA30-USISOA02)	0.0000	10/18/28	41,188
75,000	Barclays Bank PLC(d)	4*(USISOA10-USISOA02) - 1.00%	0.0000	08/15/33	47,906
58,000	Barclays Bank PLC(d)	4*(USISOA30-USISOA02 - 2.00%)	0.0000	04/25/34	36,830
70,000	Barclays Bank PLC(d)	8*(USISOA30 - USISOA05 - 2.00%)	0.0000	07/31/34	45,238
177,000	BNP Paribas S.A.(d)	4*(CMS30-CMS5)	0.0000	04/30/33	114,608
1,037,000	Citigroup, Inc.(d)	4.5*(USISOA30-USISOA05)	0.0000	11/26/33	680,531
150,000	Citigroup, Inc.(d)	4*(USISOA30-USISOA02)	0.0000	10/31/34	95,625
507,000	Citigroup, Inc.(d)	4*(USISOA30-USISOA02) - 1.000%	0.0000	12/29/34	325,114
55,000	Citigroup, Inc.(d)	20*(USISOA30-USISOA02 - 17.5%)	0.0000	08/31/35	34,581
500,000	Credit Agricole Corporate & Investment Bank S.A.(b)	9.75*(USISOA30-USISOA02)	0.0000	04/22/36	313,250
1,500,000	Credit Agricole Corporate & Investment Bank S.A.(b)	7.75*(USISOA30-USISOA02)	0.0000	05/24/36	892,500
1,220,000	Credit Suisse A.G.(d)	10*(USISOA30-USISOA02)	0.0000	01/29/31	925,674
1,079,000	Credit Suisse A.G.(d)	15*(USISOA30-USISOA02)	0.0000	10/31/31	824,086
120,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA05 - 2.20%)	0.0000	01/31/33	75,600
245,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA02 - 1.60%)	0.0000	06/30/34	153,125
1,257,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA02 - 2.000%)	0.0000	08/28/34	790,339
961,000	Deutsche Bank A.G.(d)	4*(USISOA30 - USISOA02 - 1.00%)	0.0000	11/26/34	604,229

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.9% (Continued)
	BANKING — 2.8% (Continued)
738,000	Deutsche Bank A.G.(d)	10*(USISOA30-USISOA02-8.750%)	0.0000	03/27/35	$ 466,785
75,000	Deutsche Bank A.G.(d)	15*(USISOA30 - USISOA02 - 13.125%)	0.0000	12/23/35	45,750
100,000	HSBC USA, Inc.(d)	6.250*(USISOA30-USISOA05)	0.0000	05/21/29	80,250
200,000	Lloyds Bank plc(d)	4.3*(USISOA30-USISOA05-0.500%)	0.0000	01/31/33	129,000
136,000	Lloyds Bank plc(d)	4*(USISOA30-USISOA02 -1.00%)	0.0000	10/25/33	88,400
655,000	Lloyds Bank plc(d)	4*(USISOA30-USISOA02-1.400%)	0.0000	11/27/33	443,944
282,000	Natixis US Medium-Term Note Program, LLC(d)	4*(USISOA30-USISOA02)	0.0000	04/30/34	180,833
1,414,000	Natixis US Medium-Term Note Program, LLC(d)	7.5*(USISOA30-USISOA05-1.875%)	0.0000	07/31/34	917,332
125,000	NatWest Markets plc(d)	4*(USISOA30-USISOA02-0.25%)	0.0000	08/18/31	89,844
100,000	NatWest Markets plc(d)	4*(USISOA30 - USISOA02 - 0.50%)	0.0000	08/26/31	69,875
202,000	SG Structured Products, Inc.(b)		1.0000	03/31/26	180,790
185,000	SG Structured Products, Inc.(d)	4*(USISOA30 - USISOA02 - 2.00%)	0.0000	07/29/31	135,050
744,000	Societe Generale S.A.(d)	10*(USISOA30-USISOA02)	0.0000	10/29/32	555,210
203,000	Societe Generale S.A.(d)	50*(USISOA30-USISOA02)	0.0000	01/31/35	156,310
135,000	STRATS, LLC(d)	TSFR1M + 1.428%	5.9990	02/15/34	105,961
					10,342,039
	INSTITUTIONAL FINANCIAL SERVICES — 7.4%
41,000	Citigroup Global Markets Holdings, Inc.(d)	8*(USISOA30-USISOA02)	0.0000	04/25/32	32,506
35,000	Citigroup Global Markets Holdings, Inc.(d)	9.5*(USISOA30-USISOA02)	0.0000	11/22/32	26,250
200,000	Citigroup Global Markets Holdings, Inc. (d)	30*(USISOA30-USISOA02)	0.0000	03/29/34	154,500

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 7.4% (Continued)
60,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISOA30-USISOA02)	0.0000	03/29/34	$ 48,825
1,350,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISOA30-USISOA02)	0.0000	01/22/35	1,002,374
1,575,000	Citigroup Global Markets Holdings, Inc.(d)	13*(USISOA30-USISOA20)	0.0000	11/19/40	1,023,749
553,000	Citigroup Global Markets Holdings, Inc.(d)	30*(USISOA30-USISOA02)	0.0000	04/01/41	378,805
1,700,000	Citigroup Global Markets Holdings, Inc.(d)	25*(USISOA30-USISOA02)	0.0000	09/03/41	1,121,999
300,000	Credit Suisse A.G.(d)	7.5*(USISOA30-USISOA02)	0.0000	09/30/30	226,500
627,000	Credit Suisse A.G.(d)	10*(USISOA30-USISOA02)	0.0000	09/30/30	475,736
95,000	Credit Suisse A.G.(d)	8*(USISOA30 - USISOA02)	0.0000	10/30/30	70,894
791,000	Credit Suisse A.G.(d)	12*(USISOA30-USISOA02)	0.0000	04/29/31	601,160
365,000	Goldman Sachs Group, Inc. (The)(d)	5*(USISOA30-USISOA05)	0.0000	03/19/29	294,738
500,000	GS Finance Corporation(d)	7*(USISOA30-USISOA05)-1.75%	0.0000	03/24/31	370,000
97,000	Jefferies Financial Group, Inc.(d)	7.5*(USISOA30-USISOA02)	0.0000	05/31/34	68,506
30,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	0.0000	06/30/37	20,850
150,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	0.0000	08/31/37	104,250
1,071,000	Jefferies Financial Group, Inc.(d)	9*(USISOA10-USISOA02)	0.0000	08/31/37	741,668
248,000	Jefferies Financial Group, Inc.(d)	8*(USISOA10-USISOA02)	0.0000	09/30/37	168,950
1,250,000	Jefferies Financial Group, Inc.(d)	8.5*(USISOA30-USISOA02)	0.0000	10/31/37	815,625
240,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	0.0000	10/31/37	166,200
110,000	Jefferies Financial Group, Inc.(d)	8*(USISOA30-USISOA02)	0.0000	01/31/38	76,725
762,000	Jefferies Financial Group, Inc.(d)	USISOA30 + 0.750%	4.8340	02/28/38	659,778
673,000	Jefferies Financial Group, Inc.(d)	TSFR3M + 1.762%	7.0000	08/31/39	611,136
280,000	Jefferies Financial Group, Inc.(d)	TSFR3M + 4.262%	8.6160	03/20/40	269,232
1,000,000	JPMorgan Chase Financial Company, LLC(d)	10*(USISOA30-USISOA02)	0.0000	10/21/36	660,000
125,000	Morgan Stanley(d)	6*(USISOA30-USISOA02)	0.0000	08/31/26	115,313

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 7.4% (Continued)
138,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	0.0000	12/27/26	$ 125,166
115,000	Morgan Stanley(d)	(USISOA30-USISOA02)	0.0000	03/21/27	102,350
56,000	Morgan Stanley(d)	4*(USISOA30-USISOA05)	0.0000	06/28/28	46,830
100,000	Morgan Stanley(d)	4.5*(USISOA30-USISOA05)	0.0000	07/31/28	85,386
1,015,000	Morgan Stanley(d)	8*(USISOA30-USISOA05)	0.0000	09/27/28	834,837
772,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	10/15/28	633,040
100,000	Morgan Stanley(b)		6.0000	06/29/29	96,250
4,385,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	04/30/30	3,338,080
1,628,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	05/29/30	1,237,279
508,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	06/30/30	386,715
221,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	0.0000	07/31/30	165,750
390,000	Morgan Stanley(d)	8.5*(USISOA30-USISOA02)	0.0000	08/19/30	293,475
216,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	0.0000	08/31/30	162,000
428,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	09/30/30	325,280
151,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	0.0000	10/30/30	112,684
171,000	Morgan Stanley Series 10(d)	5*(USISOA30-USISOA02)	0.0000	10/30/30	117,807
66,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	11/30/30	50,160
50,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	11/30/30	36,813
30,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	01/29/31	22,800
20,000	Morgan Stanley(d)	(USISOA30-USISOA02)	0.0000	03/31/31	15,200
167,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	0.0000	03/31/31	139,028
89,000	Morgan Stanley(d)	(USISOA30-USISOA02)	0.0000	05/31/31	72,980
125,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	0.0000	06/30/31	105,000
114,000	Morgan Stanley(d)	(USISOA30-USISOA02)	0.0000	07/29/31	94,050

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 7.4% (Continued)
268,200	Morgan Stanley(d)	7*(USISOA30-USISOA02)	0.0000	09/16/31	$ 202,156
231,000	Morgan Stanley(d)	5*(USISOA30-USISOA05)	0.0000	02/15/33	148,995
247,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	0.0000	01/30/34	163,020
345,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	0.0000	02/28/34	219,938
209,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	0.0000	03/31/34	133,499
287,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	0.0000	05/30/34	183,321
156,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	06/30/34	98,175
450,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	08/29/34	288,000
120,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	09/30/34	76,800
231,000	Morgan Stanley(d)	6*(USISOA30-USISOA02)	0.0000	09/30/34	138,648
238,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	10/08/34	152,320
295,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	0.0000	10/31/34	193,963
279,000	Morgan Stanley(b)		7.2500	10/31/34	180,653
125,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	10/31/34	80,313
30,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	11/28/34	19,200
60,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	0.0000	11/28/34	39,675
230,000	Morgan Stanley(d)	4.5*(USISOA30-USISOA02)	0.0000	12/31/34	147,775
567,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	0.0000	01/30/35	374,220
40,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	01/30/35	25,600
33,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	03/31/35	21,203
888,000	Morgan Stanley(d)	6*(USISOA30-USISOA02)	0.0000	03/31/35	577,200
921,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	04/30/35	704,565
85,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	05/29/35	64,600
185,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	06/30/35	141,525

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 7.4% (Continued)
438,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	07/31/35	$ 332,880
187,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	0.0000	09/30/35	142,120
176,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	0.0000	11/30/35	134,640
241,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	12/23/35	184,365
909,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	02/29/36	627,210
70,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	08/31/36	53,200
75,000	Morgan Stanley Finance, LLC(b)	(USISOA30-USISOA02)	0.0000	09/30/36	54,656
1,215,000	Morgan Stanley Finance, LLC(d)	11*(USISOA30-USISOA02)	0.0000	05/26/37	823,162
333,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	06/30/37	243,756
869,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	0.0000	08/31/37	597,438
422,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	0.0000	11/22/37	289,703
					26,763,723
	LEISURE FACILITIES & SERVICES — 0.3%
1,066,274	Times Square Hotel Trust(c)		8.5280	08/01/26	1,072,559

	OIL & GAS PRODUCERS — 0.2%
250,000	Petroleos Mexicanos(c)		10.0000	02/07/33	260,645
870,000	Petroleos Mexicanos		6.7500	09/21/47	603,217
					863,862
	SPECIALTY FINANCE — 4.0%
180,504	Fort Knox Military Housing Privatization Project(d)	TSFR1M + 0.454%	4.7660	02/15/52	143,997
2,548,787	MM Community Funding III Ltd. / MM Community(c),(d)	TSFR6M + 2.478%	6.8960	05/01/32	2,497,811
737,000	Morgan Stanley Finance, LLC(d)	15(USISOA30-USISOA02)	0.0000	04/30/33	549,065
541,000	Morgan Stanley Finance, LLC(d)	10*(USISOA30-USISOA02)	0.0000	06/30/36	373,290
242,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	0.0000	07/29/36	179,080
3,863,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	08/31/36	2,935,880
1,143,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	09/30/36	868,680

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.9% (Continued)
	SPECIALTY FINANCE — 4.0% (Continued)
3,883,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	11/29/36	$ 2,951,080
40,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	12/30/36	30,400
1,707,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	01/31/37	1,297,320
100,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	0.0000	03/31/37	73,500
767,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	04/28/37	582,920
290,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	07/31/37	220,400
168,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	09/29/37	127,680
2,014,000	Morgan Stanley Finance, LLC(d)	10*(USISOA30-USISOA02)	0.0000	09/29/37	1,389,660
25,433	Preferred Term Securities X Ltd. / Preferred Term(c),(d)	TSFR3M + 1.122%	5.4480	07/03/33	24,423
634,876	Select Notes Trust LT		5.9100	02/22/33	580,318
					14,825,504
	TOTAL CORPORATE BONDS (Cost $63,582,528)				54,714,366

	NON U.S. GOVERNMENT & AGENCIES — 0.0%(g)
	SOVEREIGN — 0.0%(g)
176,000	Argentina Bonar Bonds(e)		0.7500	07/09/30	111,984

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $77,247)				111,984

	U.S. GOVERNMENT & AGENCIES — 0.9%
	AGENCY FIXED RATE — 0.9%
3,240,562	Fannie Mae Pool BY8354		6.0000	08/01/53	3,313,119
77,089	Ginnie Mae II Pool 786928		6.5000	09/20/53	77,757
					3,390,876
	AGENCY MBS OTHER — 0.0%(g)
33,141	Fannie Mae Pool 257064		4.5000	11/01/37	32,760
4,055	Ginnie Mae II Pool BU6365(b)		4.5610	04/20/70	4,026

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

				Fair Value
	U.S. GOVERNMENT & AGENCIES — 0.9% (Continued)
	AGENCY MBS OTHER — 0.0%(g) (Continued)
				$ 36,786
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,343,330)			3,427,662

	TOTAL INVESTMENTS - 87.1% (Cost $334,209,492)			$ 320,425,441
	OTHER ASSETS IN EXCESS OF LIABILITIES- 12.9%			47,308,134
	NET ASSETS - 100.0%			$ 367,733,575

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Appreciation
170	CBOT 10 Year US Treasury Note Future	06/18/2025	$ 18,885,938	$ 237,266
100	CBOT 3 Year US Treasury Note Future	06/30/2025	21,077,343	194,557
70	CBOT 5 Year US Treasury Note Future	06/30/2025	7,555,625	104,708
	TOTAL FUTURES CONTRACTS			$ 536,531

CREDIT DEFAULT SWAP AGREEMENTS
Description	Payment Frequency	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value (1)	Fair Value	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

CDX.NA.HY Series 43	Annual	GS	5.00%	12/20/2029	$ 55,000,000	$ (4,645,246)	$ (4,073,697)	$ (571,549)
Morgan Stanley 7.25% 04/01/2032	Annual	GS	1.00%	6/20/2025	20,000,000	(88,904)	(23,913)	(64,991)
TOTAL						$ (4,734,150)	$ (4,097,610)	$ (636,540)

(1) The maximum potential amount the Fund may pay or receive should a credit event take place as defined under the terms of the contract.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

GS	- Goldman Sachs
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
S.A.	- Société Anonyme

12MTA CMS2 CMS5 CMS30	Federal Reserve US 12 Month Cumulative Avg 1 Year Constant Maturity Treasury 2 Year Constant Maturity Swap Rate 5 Year Constant Maturity Swap Rate 30 Year Constant Maturity Swap Rate
ECOFC	Enterprise 11th District Cost of Funds Index
EUR003M	Euribor 3 Month
EUR006M	Euribor 6 Month
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
PRIME	Prime Rate by U.S.
SOFR30A	United States 30 Day Average Secured Overnight Financing Rate
SOFR90A	United States 90 Day Average Secured Overnight Financing Rate
TSFR1M	Secured Overnight Financing Rate 1 Month
TSFR3M	Secured Overnight Financing Rate 3 Month
TSFR6M	Secured Overnight Financing Rate 6 Month
USISOA02	USD SOFR Spread-Adj. ICE Swap Rate 2Y
USISOA05	USD SOFR Spread-Adj. ICE Swap Rate 5Y
USISOA10	USD SOFR Spread-Adj. ICE Swap Rate 10Y
USISOA20	USD SOFR Spread-Adj. ICE Swap Rate 20Y
USISOA30	USD SOFR Spread-Adj. ICE Swap Rate 30Y

(a)	Interest only securities.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2025 the total market value of 144A securities is $173,292,997 or 47.1% of net assets.
(d)	Variable rate security; the rate shown represents the rate on February 28, 2025.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at February 28, 2025.
(f)	Zero coupon bond.
(g)	Percentage rounds to less than 0.1%.
(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.